Document and Entity Information	12 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	TARO
Entity Registrant Name	TARO PHARMACEUTICAL INDUSTRIES LTD
Entity Central Index Key	0000906338
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Ordinary Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	44,768,087
Founders' Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	2,600

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 237,284	$ 238,266
Short-term bank deposits	312,603	72,440
Restricted short-term bank deposits	7,430	15,780
Marketable securities	3,183	7,835
Accounts receivable and other:
Trade, net	119,810	111,130
Other receivables and prepaid expenses	119,768	98,501
Inventories	109,626	109,638
Long-term assets held for sale, net	67	71
TOTAL CURRENT ASSETS	909,771	653,661
LONG-TERM RECEIVABLES AND OTHER ASSETS	23,227	19,972
PROPERTY, PLANT AND EQUIPMENT, NET	145,265	150,750
GOODWILL	7,277	7,284
INTANGIBLE ASSETS AND DEFERRED COSTS, NET	15,607	18,308
DEFERRED INCOME TAXES	5,489	6,449
TOTAL ASSETS	1,106,636	856,424
CURRENT LIABILITIES:
Current maturities of long-term debt	11,330	10,957
Accounts payable:
Trade payables	19,387	22,977
Other current liabilities	161,814	164,965
TOTAL CURRENT LIABILITIES	192,531	198,899
LONG-TERM LIABILITIES:
Long-term debt, net of current maturities	17,269	27,949
Deferred income taxes	1,879	2,205
Other long-term liabilities	3,996	4,413
TOTAL LONG-TERM LIABILITIES	23,144	34,567
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	215,675	233,466
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2013 and March 31, 2012: 200,000,000 shares; Issued at March 31, 2013 and March 31, 2012: 45,091,562 and 44,800,007 shares, respectively Outstanding at March 31, 2013 and March 31, 2012: 44,768,087 and 44,476,532 shares, respectively	679	679
Founders' shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2013 and March 31, 2012: 2,600 shares	1	1
Additional paid-in capital	261,008	253,584
Accumulated other comprehensive income, net of taxes	16,743	23,034
Treasury stock: 323,475 shares at March 31, 2013 and March 31, 2012	(1,329)	(1,329)
Accumulated earnings	609,245	343,039
Taro shareholders' equity	886,347	619,008
Non-controlling interest	4,614	3,950
TOTAL SHAREHOLDERS' EQUITY	890,961	622,958
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,106,636	$ 856,424

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Mar. 31, 2013	Mar. 31, 2012
Ordinary shares, par value	0.0001	0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	45,091,562	44,800,007
Ordinary shares, shares outstanding	44,768,087	44,476,532
Founders' stock, par value	0.00001	0.00001
Founders' stock, shares authorized	2,600	2,600
Founders' stock, shares issued	2,600	2,600
Founders' stock, shares outstanding	2,600	2,600
Treasury stock, shares	323,475	323,475

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012		Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Sales, net	$ 145,141		$ 670,954	$ 505,668	$ 392,535
Cost of sales	45,971		176,128	176,143	159,158
Gross profit	99,170		494,826	329,525	233,377
Operating expenses:
Research and development, net	9,847		46,508	30,867	36,393
Selling, marketing, general and administrative	23,101		86,438	93,918	107,902
Settlements and loss contingencies			33,300
Total operating expenses	32,948		166,246	124,785	144,295
Operating income	66,222		328,580	204,740	89,082
Financial (income) expenses, net	1,000		(3,931)	(3,697)	11,840
Other gain (loss), net	(94)		3,352	609	755
Income before income taxes	65,128		335,863	209,046	77,997
Tax expense	17,791		67,799	24,551	10,477
Income from continuing operations	47,337		268,064	184,495	67,520
Net (loss) income from discontinued operations	66		(1,194)	(1,217)	(2,969)
Net income	47,403		266,870	183,278	64,551
Net income attributable to non-controlling interest	151		664	598	473
Net income attributable to Taro	47,252		266,206	182,680	64,078
Net income from continuing operations attributable to Taro	47,186		267,400	183,897	67,047
Net (loss) income from discontinued operations attributable to Taro	66		(1,194)	(1,217)	(2,969)
Net income attributable to Taro	$ 47,252		$ 266,206	$ 182,680	$ 64,078
Net income per ordinary share from continuing operations attributable to Taro:
Basic	$ 1.06		$ 5.99	$ 4.14	$ 1.66
Diluted	$ 1.06		$ 5.98	$ 4.14	$ 1.6
Net (loss) income per ordinary share from discontinued operations attributable to Taro:
Basic		[1]	$ (0.03)	$ (0.03)	$ (0.07)
Diluted		[1]	$ (0.03)	$ (0.03)	$ (0.07)
Net income per ordinary share attributable to Taro:
Basic	$ 1.06		$ 5.96	$ 4.11	$ 1.59
Diluted	$ 1.06		$ 5.95	$ 4.11	$ 1.53
Weighted-average number of ordinary shares used to compute net income per share:
Basic	44,476		44,678	44,406	40,272
Diluted	44,589		44,715	44,491	41,850

[1]	* Amount is less than $0.01

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to Taro	$ 47,252	$ 266,206	$ 182,680	$ 64,078
Other comprehensive (loss) income
Foreign currency translation adjustments	4,460	(6,340)	(5,943)	2,436
Unrealized gain (loss) from marketable securities	25	49	291	(230)
Realized gain from sale of marketable securities			15
Total other comprehensive (loss) income attributable to Taro	4,485	(6,291)	(5,637)	2,206
Total comprehensive income attributable to Taro	$ 51,737	$ 259,915	$ 177,043	$ 66,284

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total Taro Shareholders' Equity [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2009	$ 295,696	$ 680	$ 222,608	$ 21,980	$ (1,329)	$ 49,029	$ 292,968	$ 2,728
Beginning balance, shares at Dec. 31, 2009		39,186,000
Exercise of options and issuance of shares of ESPP	186		186				186
Exercise of options and issuance of shares of ESPP, shares	44,975	44,000
Exercise of Sun warrants	21,589		21,589				21,589
Exercise of Sun warrants, Shares		3,788,000
Share-based compensation	285		285				285
Comprehensive income (loss), net of tax:	2,206			2,206			2,206
Net income	64,551					64,078	64,078	473
Ending Balance at Dec. 31, 2010	384,513	680	244,668	24,186	(1,329)	113,107	381,312	3,201
Ending balance, shares at Dec. 31, 2010		43,018,000
Exercise of options and issuance of shares of ESPP	300		300				300
Exercise of options and issuance of shares of ESPP, shares	32,775	33,000
Issuance of shares to Sun and exercise of Sun warrants	8,550		8,550				8,550
Issuance of shares to Sun and exercise of Sun warrants, shares		1,425,000
Share-based compensation	59		59				59
Comprehensive income (loss), net of tax:	(5,637)			(5,637)			(5,637)
Net income	183,278					182,680	182,680	598
Ending Balance at Dec. 31, 2011	571,063	680	253,577	18,549	(1,329)	295,787	567,264	3,799
Ending balance, shares at Dec. 31, 2011		44,476,000
Exercise of options and issuance of shares of ESPP	7		7				7
Exercise of options and issuance of shares of ESPP, shares	500	1,000
Comprehensive income (loss), net of tax:	4,485			4,485			4,485
Net income	47,403					47,252	47,252	151
Ending Balance at Mar. 31, 2012	622,958	680	253,584	23,034	(1,329)	343,039	619,008	3,950
Ending balance, shares at Mar. 31, 2012		44,477,000
Exercise of options and issuance of shares of ESPP	7,416		7,416				7,416
Exercise of options and issuance of shares of ESPP, shares	291,555	291,000
Share-based compensation	8		8				8
Comprehensive income (loss), net of tax:	(6,291)			(6,291)			(6,291)
Net income	266,870					266,206	266,206	664
Ending Balance at Mar. 31, 2013	$ 890,961	$ 680	$ 261,008	$ 16,743	$ (1,329)	$ 609,245	$ 886,347	$ 4,614
Ending balance, shares at Mar. 31, 2013		44,768,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 47,403	$ 266,870	$ 183,278	$ 64,551
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,598	17,765	18,730	18,827
Change in deferred charges and other assets	8	26	30	42
Impairment of long-lived assets		969	784	2,730
Share-based compensation expense		8	59	285
Accrued severance pay and other long-term liabilities, net	(210)	55	(786)	(122)
Loss on sale of long-lived assets	22	13	526	65
Realized (gain) loss on sale of marketable securities		(57)	45	(32)
Change in derivative instruments, net	(3,392)	1,550	5,239	(2,140)
Effect of exchange differences on inter-company balances	2,104	(1,510)	(3,249)	307
Increase (decrease) in long-term debt due to currency fluctuations	814	440	(1,835)	3,362
Deferred income taxes, net	4,075	(18,822)	(21,374)	6,720
(Increase) decrease in trade receivables, net	9,879	(8,912)	(47,565)	(11,519)
(Increase) decrease in other receivables, prepaid expenses and other	(535)	(1,339)	(622)	3,251
Increase in inventories, net	(1,583)	(630)	(24,464)	(14,464)
Decrease in long-term receivables, prepaid expenses and other	53	301	196	2,544
Decrease (increase) in income tax receivables			291	(18)
(Decrease) increase in trade payables	(521)	(3,483)	1,664	(6,367)
Increase in other accounts payable and accrued expenses	3,241	43,500	26,603	5,605
(Decrease) increase in income tax payables	12,138	(48,094)	43,857	(3,143)
Net cash provided by operating activities	78,094	248,650	181,407	70,484
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,610)	(9,466)	(6,293)	(5,656)
Investment in other intangible assets		(777)		(5,097)
(Investment in) proceeds from short-term bank deposits	18,045	(241,671)	(60,033)	(10,026)
Proceeds from (investment in) restricted bank deposits	4,014	8,224	(15,562)	900
(Investment in) proceeds from long-term deposits and other assets	18	(5,000)	74	(310)
Proceeds from sale of (investment in) marketable securities, net	(4,909)	4,758	1,053	(3,891)
Proceeds from sale of long-lived assets	28	1	431	69
Net cash (used in) provided by investing activities	15,586	(243,931)	(80,330)	(24,011)
Cash flows from financing activities:
Excess tax benefits from share-based payment arrangements		838
Proceeds from issuance of shares, net	7	6,584	8,850	21,775
Repayment of short-term bank debt, net				(73,331)
Proceeds from long-term debt and capital leases				22
Repayment of long-term debt	(6,595)	(10,748)	(12,898)	(34,579)
Net cash used in financing activities	(6,588)	(3,326)	(4,048)	(86,113)
Effect of exchange rate changes on cash and cash equivalents	1,173	(2,375)	(1,172)	477
(Decrease) increase in cash and cash equivalents	88,265	(982)	95,857	(39,163)
Cash and cash equivalents at the beginning of the period	150,001	238,266	54,144	93,307
Cash and cash equivalents at the end of the period	238,266	237,284	150,001	54,144
Cash paid during the year for:
Interest	216	2,230	3,447	6,171
Income taxes	1,039	133,612	5,102	9,454
(a) Non-cash investing and financing transactions:
Purchase of property, plant and equipment on credit	$ 633	$ 1,573	$ 790	$ 397

General	12 Months Ended
Mar. 31, 2013
General

NOTE 1: — GENERAL

a.	Taro Pharmaceutical Industries Ltd. (the “Company” or “Taro”) is an Israeli corporation, which operates in Israel and elsewhere through its Israeli, North American, and European subsidiaries (the “Group”). The principal business activities of the Group are the production, research, development and marketing of pharmaceutical products. As of March 22, 2012, the Company’s ordinary shares are traded on the New York Stock Exchange (the “NYSE”), under the symbol “TARO.” Prior to the move to the NYSE, the Company’s ordinary shares were quoted on the Pink Sheets Electronic Quotation Service (“Pink Sheets”) under the symbol TAROF. As used herein, the terms “we,” “us,” “our,” “Taro” and the “Company” mean Taro Pharmaceutical Industries Ltd. and its subsidiaries, unless otherwise indicated.

The activities of the Group in North America are performed by Taro Pharmaceuticals Inc., Taro Pharmaceuticals North America, Inc. and Taro Pharmaceuticals U.S.A., Inc. (“Taro U.S.A.”). Taro Research Institute Ltd. in Israel provided research and development services to the Group, which, as of its merger with and into Taro, are now performed by Taro. Taro International Ltd. in Israel and Taro’s subsidiary in the United Kingdom are engaged in the pharmaceutical activities of the Group outside North America.

The Group manufactures generic and proprietary drug products in facilities located in Israel and Canada, and manufactures bulk active pharmaceutical ingredients in its Israel facility. The Group’s research facilities are located in Israel and Canada. The majority of the Group’s sales are in North America.

In North America, the Company sells and distributes its products principally to drug industry wholesalers, drug store chains and mass merchandisers. In Israel, the Group sells and distributes its products principally to healthcare institutions and private pharmacies.

In the generic pharmaceutical industry, selling prices and related profit margins tend to decrease as products mature due to increased competition from other generic pharmaceutical manufacturers as they gain approval from the U.S. Food and Drug Administration (the “FDA”), the Canadian Health Products and Food Branch Inspectorate, and the Israeli and other Ministries of Health (“Government Agencies”) to manufacture equivalent products. The Group’s future operating results are dependent on, among other things, its ability to introduce new products and maintain its approvals to market existing drugs.

While non-compliance with Government Agencies’ regulations can result in refusal to allow country entry, seizure, fines or injunctive actions to prevent the sale of products, no material actions against the Group or its products have recently occurred. The Group believes that it is in material compliance with all Government Agencies’ regulations.

While the majority of the Company’s products are either synthesized by the Company itself or are derived from multiple source materials, some raw materials and certain products are currently obtained from single suppliers. The Company does not believe that any interruption of supply from a single supplier would have a material adverse effect on the Company’s results of operations and financial position. To date, the Group has not experienced difficulties in obtaining raw materials or other materials.

Sun Pharmaceutical Industries Ltd. (Reuters: SUN.BO, Bloomberg: SUNP IN, NSE: SUNPHARMA, BSE: 524715) (“Sun Pharma”) and its affiliates (“Sun”), the Company’s majority shareholder, owns, or controls, 29,497,933, or 65.9%, of the Company’s ordinary shares, and with the Company’s founders’ shares, 77.3% of the vote attributable to the share equity of the Company.

On October 18, 2011, the Company received a letter from Sun making a non-binding proposal for the acquisition of all of the issued and outstanding shares of Taro, not currently held by Sun, at a price of $24.50 per share, in cash. The Company’s Board of Directors formed an independent Special Committee to review and evaluate the offer. In August 2012, the Company and Sun entered into a merger agreement whereby Sun would purchase all of the issued and outstanding shares of Taro, not then held by Sun, at a price of $39.50 per share, in cash, upon the closing of the proposed merger. On February 8, 2013, the parties announced that they mutually agreed to terminate the merger agreement. Following the termination of the merger agreement, the Special Committee was disbanded.

Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Significant Accounting Policies

NOTE 2: — SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to U.S. GAAP.

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgements and assumptions. The Company’s management believes that the estimates, judgements and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgements and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Company’s most critical estimates are used in its determination of its sales incentives reserves (see Note 5), inventory reserves, income taxes, fixed assets, intangible assets, derivative instruments and contingencies.

b.	Financial statements in U.S. dollars:

A majority of the revenue of the Company and certain of its subsidiaries (exclusive of its Canadian, Irish, and U.K. subsidiaries – see below) is generated in U.S. dollars (“dollars”). In addition, a substantial portion of the costs of the Company and these subsidiaries is incurred in dollars. The Company’s management believes that dollars is the primary currency of the economic environment in which the Company and these subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar, requiring re-measurement from the local currency into dollars for each of these entities. All exchange gains and losses resulting from the re-measurement are reflected in the statement of operations as financial income or expenses, as appropriate.

The functional currency of the Company’s Canadian, Irish, and U.K. subsidiaries are the Canadian dollar, the Euro, and the British Pound, respectively.

Accordingly, the financial statements of the Canadian, Irish, and U.K. subsidiaries have been translated into dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Amounts recorded in the statements of operations have been translated using the average exchange rate prevailing during the year. The resulting translation adjustments are reported as a component of shareholders’ equity under accumulated other comprehensive income.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Inter-company transactions and balances have been eliminated in consolidation and non-controlling interest is included in shareholders’ equity.

Sun, through its wholly owned subsidiary, Taro Development Corporation (“TDC”), owns 3.125% of the shares that have economic rights and has 50% of the voting rights in Taro U.S.A.; with the Company owning the remaining shares and voting rights. In 1993, TDC signed an agreement with the Company to vote all of its shares in Taro U.S.A. in all elections of directors of Taro U.S.A. as the Company shall instruct. In May 2011, TDC renewed its commitment to the Company. TDC may terminate the agreement upon one year written notice and no such notice of termination has been provided. TDC is a minority shareholder in the Company by way of its ownership of Taro U.S.A. shares that have economic rights.

d.	Cash and cash equivalents:

Cash equivalents are short-term, highly-liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such deposits are stated at cost which approximates market values and are invested at an average interest rate of 1.19% and 0.96% for March 31, 2013 and 2012, respectively.

Restricted short-term bank deposits:

Restricted short-term bank deposits consist of cash balance requirements related to forward contracts to purchase the Israeli Shekel and the Canadian dollar. See Note 10.

e.	Marketable securities:

Marketable securities are comprised primarily of bonds issued by government municipalities. These marketable securities covered by FASB ASC Section 320-10-25, “Investments: Debt and Equity Securities – Overall – Recognition,” were designated as available-for-sale. Accordingly, these securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income, a separate component of shareholders’ equity.

Realized gains and losses on sale of investments are included in “financial (income) expenses, net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in “financial (income) expenses, net.”

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in “financial (income) expenses, net” in the Consolidated Statements of Operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, the Company did not own nor sell any marketable securities previously impaired.

f.	Allowance for doubtful accounts:

The allowance for doubtful accounts is calculated primarily with respect to specific balances, which, in the opinion of the Company’s management, are doubtful of collection. The allowance, in the opinion of the Company’s management, is sufficient to cover probable uncollectible balances. See Note 4.

g.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory reserves are provided to cover risks arising from slow-moving items, short-dated inventory, excess inventory or obsolescence. Changes in these provisions are charged to cost of sales. Cost is determined as follows:

Raw and packaging materials – average cost basis.

Finished goods and work in progress – average production costs including materials, labor and direct and indirect manufacturing expenses.

Purchased products for commercial purposes – average cost basis.

h.	Deferred income taxes:

Deferred income taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax basis of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred tax assets will not be realized. Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate.

i.	Property, plant and equipment:

(1)	Property, plant and equipment is stated at cost, net of accumulated depreciation. Payroll and other costs that are direct incremental costs necessary to bring an asset to the condition of its intended use incurred during the construction and validation period of property, plant and equipment are capitalized to the cost of such assets.

(2)	Interest costs are capitalized in accordance with FASB ASC Subtopic 835-20, “Interest – Capitalization of Interest.”

(3)	Depreciation is calculated utilizing the straight-line method over the estimated useful lives of the assets, from the date the assets are ready for their intended use, at the following annual rates:

%
Buildings	2.5 - 10
Machinery and equipment	5 - 20 (mainly 10)
Motor vehicles	15 - 20
Furniture, fixtures, office equipment and computer equipment	6 - 33 (mainly 20)

Leasehold improvements are depreciated using the straight-line method over the shorter of their useful lives or the terms of the leases (generally 5-10 years).

(4)	The Group accounts for costs of computer software developed or obtained for internal use in accordance with FASB ASC Subtopic 350-40, “Intangibles: Goodwill and Other – Internal-Use Software.” FASB ASC Subtopic 350-40 requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software during the application development stage. As of March 31, 2013 and 2012, the Group capitalized $4,609 and $10 of software costs, respectively. Software costs are amortized using the straight-line method over their estimated useful life of three years.

j.	Lease of land from Israel Land Administration:

The Company leases several parcels of land from the Israel Land Administration (“ILA”), which is accounted for pursuant to FASB ASC Subtopic 840-20, “Leases – Operating Leases.” The lease period of the industrial parcels ends between 2018 and 2058. The Company has the right to extend each of the lease agreements for an additional period of 49 years. The ILA lease agreements are standard agreements covering substantial portions of the land of Israel. The standard agreements call for a Lease Period of 49 years, with an option for one additional Lease Period (i.e., total of 98 years). The ownership of the land is not transferred at the end of the lease period and there is no option to buy the land at the end of such period. The expectation, based on practice and accumulated experience is that the renewal price would be substantially below fair market value. Since such leases do not qualify as a capital lease, they are being accounted for as operating leases. The prepaid lease amount is included in long-term receivables and other assets and amortized over the term of the lease.

k.	Goodwill:

The Company follows the provisions of FASB ASC Subtopic 350-20, “Intangibles: Goodwill and Other – Goodwill.” Goodwill is not amortized, but rather is subject to an annual impairment test (or more frequently if impairment indicators arise).

The Company operates in one operating segment, comprising its only reporting unit. The goodwill impairment tests are conducted in two steps. In the first step, the Company determines the fair value of the reporting unit. If the net book value of the reporting unit exceeds its fair value, the Company would then perform the second step of the impairment test which requires allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to an acquisition cost allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

The Company determined the fair value of a reporting unit using the market approach which is based on the market capitalization by using the share price of the Company in the NYSE stock exchange and an appropriate control premium. As of March 31, 2013 market capitalization of the Company was significantly higher than the net book value of the reporting unit and therefore there was no need to continue to step 2. Taro determined the goodwill was not subject to impairment as of March 31, 2013 and 2012.

l.	Contingencies:

The Company is involved in various patent, product liability, consumer, commercial and environmental claims, government investigations, and other legal proceedings that arise from time to time in the ordinary course of business. Except for income tax contingencies, the Company records accruals for these types of contingencies to the extent that the Company concludes their occurrence is probable and that the related liabilities are estimable. The Company records anticipated recoveries under existing insurance contracts that are probable of occurring and at the gross amount that is expected to be collected.

m.	Tax contingencies:

FASB ASC 740, “Income Taxes” contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes. Liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740 amounted of $6,634 and $13,828 as of March 31, 2013 and 2012, respectively.

n.	Intangible assets and deferred charges and long-lived assets:

Intangible assets and deferred charges:

Acquired intangible assets and product rights to be held and used are not considered to have an indefinite useful life and are amortized over their useful life of a weighted-average amortization period of 14 years using a straight-line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with FASB ASC Topic 350, “Intangibles-Goodwill and Other.”

Debt issuance costs in respect to long-term loans from institutional investors and bondholders are deferred and amortized under the effective interest method over the term of the loans from institutional investors and bondholders.

Long-lived assets:

The Group’s long-lived assets, excluding goodwill, are reviewed for impairment in accordance with FASB ASC Topic 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying amount of the asset exceeds the aggregate future undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the asset. In the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, the Company recorded $969, $0, $784 and $2,617 impairment loss, respectively, as these losses related to the fixed assets of its Irish facility, they were included in discontinued operations.

o.	Comprehensive income:

The Company accounts for comprehensive income in accordance with FASB ASC Topic No. 220, “Comprehensive Income.” This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to gain and loss on hedging derivative instruments, unrealized gains and losses on available for sale securities and foreign currency translation adjustments. In accordance with the changes with the implementation of ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” and ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” the Company presents comprehensive income on the consolidated statements of comprehensive income which follows the consolidated statements of operations.

p.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

From time to time the Company may reissue treasury shares upon exercise of options. When treasury stock is reissued, the Company accounts for their issuance in accordance with FASB ASC Subtopic 505-30, “Equity – Treasury Stock,” and charges the excess of the purchase cost, including related stock-based compensation expenses, over their issuance price (loss) to retained earnings. The purchase cost is calculated based on the specific identification method.

In cases where the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

q.	Revenue recognition:

The Company recognizes revenue from product sales when title and risk of loss have transferred to its customers and when the criteria in FASB ASC Subtopic 605-15, “Revenue Recognition – Products,” have been satisfied. Those criteria generally require that (i) persuasive evidence of an arrangement exists; (ii) product delivery has occurred; (iii) the price to customers is fixed or determinable; (iv) collectability is reasonably assured, and (v) the amount of product returns, chargebacks, rebates and other sales deductions can be reasonably estimated. The Company ships products to its customers only in response to, and to the extent of, the orders that customers submit to the Company. Depending on the terms of our customer arrangements, revenue is recognized when the product is received by the customer (“FOB Destination Point”) or at the time of shipment (“FOB Shipping Point”).

When the Company recognizes and records revenue from the sale of its pharmaceutical products, the Company, in the same financial reporting period, records an estimate of various future deductions related to the sale. This has the effect of reducing the amount of reported product sales. These deductions include the Company’s estimates, which may require significant judgement of chargebacks, product returns, rebates, cash discounts and other sales deductions.

Chargebacks result from pricing arrangements the Company has with end-user customers establishing contract prices which are lower than the wholesalers’ acquisition costs or invoice prices. When these customers buy the Company’s products from their wholesaler of choice, the wholesaler issues a credit memo (chargeback) to the Company for the difference between the invoice price and the end-user contract price. Chargeback reserves are estimated using current wholesaler inventory data beyond the Company’s control, and historical data.

Product returns result from agreements allowing the Company’s customers to return unsold inventory that is expired or close to expiration. Product return reserves are calculated using the average lag period between sales and product expiry, historical product returns experience, and specific return exposures to estimate the potential obligation for returns of inventory in the distribution channel.

Rebates result from contractual agreements with the Company’s customers and are earned based on the Company’s direct sales to customers or the Company’s customers’ sales to third parties. Rebate reserves from the Company’s direct sales to customers and the Company’s customers’ sales to third parties are estimated using historical and contractual data.

The Company generally offers discounts to its customers for payments within a certain period of time. Cash discount reserves are calculated by multiplying the specified discount percentage by the outstanding receivable at the end of each period.

Reserves for returns, Medicaid and indirect rebates are included in current liabilities. All other sales deductions allowances are recorded as accounts receivable reserves. The reserve for returns is included in current liabilities as substantially all of these returns will not be realized until after the year-end accounts receivable balances are settled. Medicaid and indirect rebates are included in current liabilities because the Company does not have direct customer relationships with any of the payees. See Notes 5 and 12.

The Company offers incentives to certain resellers and retailers through various marketing programs where the Company agrees to reimburse them for advertising costs incurred to include the Company’s products. The Company accounts for these in accordance with FASB ASC Subtopic 605-50, “Revenue Recognition – Customer Payments and Incentives,” as reductions of revenue unless the customer receives an identifiable benefit in exchange for the consideration that is sufficiently separable from the customer’s purchase of the products and the fair value of the benefits can be reasonably estimated.

r.	Research and development:

Research and development expenses, net of grants received, are charged to expense as incurred. Payments made for research and development services prior to the services being rendered are recorded as prepaid assets on our balance sheet and expensed as provided.

s.	Royalty-bearing grants:

Royalty-bearing grants from the government of Israel through the Office of the Chief Scientist for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred. The Company did not earn any grants during the year ended March 31, 2013, the three months ended March 31, 2012, or the years ended December 31, 2011 and 2010.

t.	Advertising expenses:

The Group expenses advertising costs as incurred. Product samples are recorded within prepaid expense on the consolidated balance sheet and recorded within advertising expenses when provided to potential customers. Advertising expenses were $7,213, $2,166, $7,270 and $6,827 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

u.	Income taxes:

Income taxes are accounted for in accordance with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined for temporary differences between the financial reporting and tax basis of assets and liabilities, and for carryforward losses and credits. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. As of March 31, 2013 and 2012, the Company’s management determined that it was more likely than not that the Company will not benefit from the deferred tax assets in the Irish and certain other subsidiaries. Therefore, for these locations a full valuation allowance was provided against the deferred tax assets. In future years, if it is more likely than not that the Company will be in a position to utilize its deferred tax asset, the valuation allowance for such assets may be modified.

v.	Sales and other taxes collected and remitted to governmental authorities:

The Company collects various taxes from customers and remits them to governmental authorities. These taxes are recorded on a net basis and therefore do not impact the statement of operations.

w.	Basic and diluted net income per share attributable to Taro:

Basic net income per share is calculated based on the weighted-average number of ordinary shares outstanding during each year. Diluted net income per share is calculated based on the weighted-average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year (except where anti-dilutive), in accordance with FASB ASC Topic 260, “Earnings per Share.”

x.	Freight and distribution costs:

In accordance with FASB ASC Subtopic 605-45, “Revenue Recognition – Principal Agent Considerations,” the Company’s accounting policy is to classify shipping and handling costs as a part of sales and marketing expense. Freight and distribution costs and distribution warehousing costs related to shipping and handling to customers, primarily through the use of common carriers or external distribution services amounted to $9,830, $2,537, $8,169 and $11,689 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

y.	Accounting for stock-based compensation:

The Company recognizes compensation expense in accordance with FASB ASC Topic 718, “Compensation: Stock Compensation,” for the value of its awards granted subsequent to January 1, 2006, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. Upon the adoption of FASB ASC Topic 718, the expected life of the option is estimated using the “simplified” method as provided in Staff Accounting Bulletin (“SAB”) 107. Under this method, the expected life equals the arithmetic average of the vesting term and the original contractual term of the option. On December 21, 2007, the SEC issued SAB No. 110 (“SAB 110”), codified as Topic 14.D.2 which, effective January 1, 2008, amends and replaces SAB 107. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB 110 effective January 1, 2008 and will continue to apply the simplified method until sufficient historical experience is available to provide a reasonable estimate of the expected term for stock option grants.

Stock Options: The Company did not grant any options for the year ended March 31, 2013, the three months ended March 31, 2012 or the years ended December 31, 2011 and 2010.

The Company applies FASB ASC Subtopic 505-50, “Equity—Equity-Based Payments to Non-Employees” with respect to options issued to non-employees. FASB ASC Subtopic 505-50 requires the use of option valuation models to measure the fair value of the options granted. Compensation expense to non-employees was not material.

Estimated forfeitures are based on estimates for the year ended March 31, 2013, the three months ended March 31, 2012 and the years ended December 31, 2011 and 2010.

z.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits and trade receivables. Cash and cash equivalents and bank deposits are principally invested in major banks in Israel, the United States, Canada and the Cayman Islands. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group’s cash and cash equivalents and bank deposits are financially sound and that low credit risk therefore exists with respect to these financial instruments. These deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Group’s trade accounts receivables are mainly derived from sales to customers in the United States, Canada, Europe and Israel. At March 31, 2013, four different customers represented approximately 19.2%, 18.7%, 11.5% and 10.3% of the Company’s trade accounts receivable. The Group has adopted credit policies and standards intended to mitigate inherent risk while accommodating sales growth. The Group performs ongoing credit evaluations of its customers’ financial condition when deemed necessary, but does not require collateral for its customers’ accounts receivable.

aa.	Fair value of financial instruments:

The carrying amounts of cash and cash equivalents, bank deposits, trade and other receivables and trade and other payables approximate their fair value, due to the short-term maturities of these instruments.

The carrying amount of long-term bank deposits approximates their fair value because such deposits bear market interest rates.

The carrying amounts of the Group’s borrowing arrangements under its debt agreements approximate their fair value since the loans bear interest at rates that approximate the Group’s incremental borrowing rates for similar types of borrowing arrangements.

The fair value of currency and interest rate contracts is determined by discounting to the present all future cash flows of the currencies to be exchanged at interest rates prevailing in the market for the period the currency exchanges are due and expressing the results in U.S. dollars at the current spot foreign currency exchange rate.

bb.	Accounting for derivatives:

FASB ASC Topic 815, “Derivatives and Hedging,” requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. The accounting for changes (i.e., gains or losses) in the fair value of a derivative instrument depends on whether the instrument has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship. For derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. For derivatives which qualify as a fair value hedge, changes in fair value are reported with the carrying amount of the hedged asset or liability with cash flows reported on the consolidated statement of cash flows consistent with the classification of cash flows from the underlying items being hedged. For derivatives that qualify as a cash flow hedge, the effective portion of these derivatives’ fair value is initially reported as a component of other comprehensive income with cash flows reported on the consolidated statement of cash flows consistent with the classification of cash flows from the underlying items being hedged. The designation is based upon the nature of the exposure being hedged. At March 31, 2013 and 2012, no derivative instruments were designated as hedging instruments.

For derivative instruments not designated as hedging instruments, the gain or loss is recognized in financial income/expense, net in the consolidated statement of operations during the period of change with the cash flows reported on the consolidated statements of cash flows consistent with the classification of cash flows from the underlying items being hedged. See Note 10.

cc.	Fair value measurements:

The Company adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures” which provides a fair value hierarchy that distinguishes between assumptions based on market data obtained from independent sources (observable inputs) and those based on an entity’s own assumptions (unobservable inputs). FASB ASC Topic 820 also requires additional disclosure about fair value measurements.

dd.	Discontinued operations:

Under FASB ASC 205, “Presentation of Financial Statements – Discontinued Operations,” when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on the disposed component, should be classified as discontinued operations and the assets and liabilities of such component should be classified as assets and liabilities attributed to discontinued operations; that is, provided the operations, assets and liabilities of the component have been eliminated from the Company’s consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

ee.	Impact of recently issued accounting standards:

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11, “Balance Sheet (Topic 210): Testing Disclosures about Offsetting Assets and Liabilities.” This standard requires additional disclosure about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The amendments in this update are effective for interim and annual reporting periods beginning on or after January 1, 2013. Although this standard will not have a financial impact on Taro’s financial statements, it will require additional disclosure should Taro enter into offsetting financial and derivative instruments.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” This standard amends ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment,” and permits, but does not require, an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, “Intangibles—Goodwill and Other—General Intangibles Other than Goodwill.” The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of ASU 2012-02 is not expected to have a material impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU No. 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This standard clarifies the intended scope of the disclosures required by Section 210-20-50 relating to financial and derivative instruments that are offset or are subject to an enforceable master netting arrangement or similar agreement. The amendments in this update will be effective for fiscal periods beginning on or after January 1, 2013. The adoption of ASU 2013-01 is not expected to have a material impact on the Company’s financial position or results of operations as the Company does not currently have this type of financial or derivative instrument.

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This standard improves the reporting of reclassifications out of accumulated other comprehensive income (“AOCI”) by showing the effect of significant reclassifications by the respective line items in net income and cross-referencing other disclosures for those other amounts not reclassed in their entirety from AOCI. The amendments in this update will be effective for reporting periods beginning after December 15, 2012 on a prospective basis with early adoption available. Although the adoption of ASU 2013-02 will not have a material financial impact on Taro’s financial statements, it will change how Taro presents reclassifications out of AOCI.

In February 2013, the FASB issued ASU No. 2013-04, “Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force).” This standard provides guidance for the recognition, measurement, and disclosure for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. The amendments in this update will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of ASU 2013-04 is not expected to have a material impact on the Company’s financial position or results of operations.

In March 2013, the FASB issued ASU No. 2013-05, “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (a consensus of the FASB Emerging Issues Task Force).” The amendments in this standard clarify when to release the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity. The amendments in this update will be effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The adoption of ASU 2013-05 is not expected to have a material impact on the Company’s financial position or results of operations.

Short-Term Investments	12 Months Ended
Mar. 31, 2013
Short-Term Investments

NOTE 3: — SHORT-TERM INVESTMENTS

a.	The following is a summary of marketable securities which are classified as available-for-sale:

	March 31,
	2013			2012
	Amortized cost	Unrealized gain	Market value	Amortized cost	Unrealized gain	Market value
Available-for-sale: Government debentures	$3,134	$49	$3,183	$7,810	$25	$7,835

b.	The estimated fair value of available-for-sale investments as of March 31, 2013 and 2012 by contractual maturity, are as follows:

	March 31,
	2013		2012
	Cost	Market Value	Cost	Market Value
Available-for-sale government debentures:
Matures in one year	$—	$—	$4,913	$4,913
Matures in more than five years	3,076	3,183	2,848	2,922

	$3,076	$3,183	$7,761	$7,835

Accounts Receivable and Other	12 Months Ended
Mar. 31, 2013
Accounts Receivable and Other

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.	Trade, net:

The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2013	2012
Trade accounts receivable, gross	$237,013	$201,354
Reserves for sales deductions:
Chargebacks	(22,792)	(20,789)
Customer rebates	(32,005)	(31,774)
Other sales deductions	(62,288)	(37,547)
Allowance for doubtful accounts	(118)	(114)

Trade accounts receivable, net	$119,810	$111,130

b.	Other receivables and prepaid expenses:

	March 31,
	2013	2012
Prepaid expenses	$8,003	$8,526
Deferred income taxes	104,509	85,020
Government authorities	1,515	1,017
Advances to suppliers	861	121
Derivative instruments	3,643	3,134
Other	1,237	683

	$119,768	$98,501

Sales Incentives	12 Months Ended
Mar. 31, 2013
Sales Incentives

NOTE 5: — SALES INCENTIVES

When the Company recognizes and records revenue from the sale of its pharmaceutical products, it records an estimate in the same financial reporting period for product returns, chargebacks, rebates and other sales deductions, which are reflected as reductions of the related gross revenue. The Company regularly monitors customer inventory information at its three largest wholesale customers to assess whether any excess product inventory levels may exist. The Company reviews this information together with historical product and customer experience, third-party prescription data, industry and regulatory changes and other relevant information and revises its estimates as necessary.

The Company’s estimates of inventory in the distribution channel are based on inventory information reported to it by its major wholesale customers, historical shipment and return information from its accounting records, and third-party data on prescriptions filled. The Company’s estimates are subject to inherent limitations pertaining to reliance on third-party information.

The Company considers all information available subsequent to the balance sheet date, but before the issuance of the financial statements, that provides additional evidence with respect to conditions existing at the balance sheet date and adjusts the reserves accordingly.

Product returns:

Consistent with industry practice, the Company generally offers its customers the right to return inventory within three to six months prior to product expiration and up to 12 months thereafter (the “return period”). Product returns are identified by their manufacturing lot number. Because the Company manufactures in bulk, lot sizes are generally large and, therefore, shipments of a particular lot may occur over a one-to-three month period. As a result, although the Company cannot associate a product return with the actual shipment in which such lot was included, the Company can reasonably estimate the period (in months) over which the entire lot was shipped and sold. The Company uses this information to estimate the average time period between lot shipment (and sale) and return for each product, which the Company refers to as the “return lag.” The shelf life of most of the Company’s products ranges between 18-36 months. Because returns of expired products are heavily concentrated during the return period, and given the Company’s historical data, it is able to reasonably estimate return lags for each of its products. These return lags are periodically reviewed and updated, as necessary, to reflect the Company’s best knowledge of facts and circumstances. Using sales and return data (including return lags), the Company determines a rolling average monthly return rate to estimate its returns reserve. The Company supplements this calculation with additional information including customer and product specific channel inventory levels, competitive developments, external market factors, the Company’s planned introductions of similar new products and other qualitative factors in evaluating the reasonableness of the returns reserve. The Company continuously monitors factors that could affect its estimates and revises the reserves as necessary. The Company’s estimates of expected future returns are subject to change based on unforeseen events and uncertainties.

The Company monitors the levels of inventory in its distribution channels to assess the adequacy of the product returns reserve and to identify potential excess inventory on hand that could have an impact on its revenue recognition. The Company does not ship products to its wholesalers when it appears they have an excess of inventory on hand, based on demand and other relevant factors, for that particular product. Additionally, as a general practice, the Company does not ship products that have less than 12 months until expiration (i.e., “short-dated sales”).

Chargebacks:

The Company has arrangements with certain customers that allow them to buy its products directly from its wholesalers at specific prices. Typically, these price arrangements are lower than the wholesalers’ acquisition costs or invoice prices. In exchange for servicing these third party contracts, the Company’s wholesalers can submit a “chargeback” claim to the Company for the difference between the price sold to the third party and the price at which they purchased the product from us. The Company generally pays chargebacks on generic products, whereas branded proprietary products are typically not eligible for chargeback claims. The Company considers many factors in establishing its chargeback reserves including inventory information from its largest wholesale customers and the completeness of their reports, estimates of Taro inventory held by smaller wholesalers and distributors, processing time lags, contract and non-contract sales trends, average historical contract pricing, actual price changes, actual chargeback claims received from the wholesalers, Taro sales to the wholesalers and other relevant factors. The Company’s chargeback provision and related reserve varies with changes in product mix, changes in pricing, and changes in estimated wholesaler inventory. The Company reviews the methodology utilized in estimating the reserve for chargebacks in connection with analyzing its product returns reserve each quarter and makes revisions as considered necessary to reasonably estimate its potential future obligation.

Rebates and other deductions:

The Company offers its customers various rebates and other deductions based primarily on their volume of purchases of its products. Chain wholesaler rebates are rebates that certain chain customers claim for the difference in price between what the chain customer paid a wholesaler for a product purchase and what the chain customer would have paid if such customer had purchased the same product directly from the Company. Cash discounts, which are offered to the Company’s customers, are generally 2% of the gross sales price, and provide the Company’s customers an incentive for paying within a specified time period after receipt of invoice. Medicaid rebates are earned by states based on the amount of the Company’s products dispensed under the Medicaid plan. Billbacks are special promotions or discounts provided over a specific time period to a defined customer base and for a defined product group. Distribution allowances are a fixed percentage of gross purchases for inventory shipped to a national distribution facility that the Company pays to its top wholesalers on a monthly basis. Administration fees are paid to certain wholesalers, buying groups, and other customers for stocking the Company’s products and managing contracts and servicing other customers. Shelf-stock adjustments, which are customary in the generic pharmaceutical industry, are based on customers’ existing levels of inventory and the decrease in the market price of the related product. When market prices for the Company’s products decline, the Company may, depending on its contractual arrangements, elect to provide shelf-stock adjustments and thereby allow its customers with existing inventories to compete at the lower product price. The Company uses these shelf-stock adjustments to support its market position and to promote customer loyalty.

The Company establishes reserves for rebates and other various sales deductions based on contractual terms and customer purchasing activity, tracking and analysis of rebate programs, processing time lags, the level of inventory in the distribution channel and other relevant information. Based on the Company’s historical experience, substantially all claims for rebates and other sales deductions are received within 24 months.

As discussed above, the Company believes it has the experience and information that it believes are necessary to reasonably estimate the amounts of reserves for its sales incentives programs. Several of the assumptions used by the Company for certain estimates are based on information received from third parties, such as wholesale customer inventory levels, market data, and other factors beyond the Company’s control. The most critical estimates in determining these reserves, and the ones therefore that would have the largest impact if these estimates were not accurate, are related to contract sales volumes, average contract pricing, customer inventories and return volumes. The Company regularly reviews the information related to these estimates and adjusts its reserves accordingly, if and when actual experience differs from previous estimates.

Use of estimates in reserves:

The Company believes that its reserves, allowances and accruals for items that are deducted from gross revenue are reasonable and appropriate based on current facts and circumstances. Changes in actual experience or changes in other qualitative factors could cause the Company’s allowances and accruals to fluctuate, particularly with newly launched or acquired products. The Company regularly reviews the rates and amounts in its reserve estimates. If future estimated rates and amounts are significantly greater than those reflected in the Company’s recorded reserves, the resulting adjustments to those reserves would decrease the Company’s reported net revenue; conversely, if actual product returns, rebates and chargebacks are significantly less than those reflected in the Company’s recorded reserves, the resulting adjustments to those reserves would increase the Company’s reported net revenue. If the Company were to change its assumptions and estimates, its reserves would change, impacting the net revenue that the Company reports. The Company regularly reviews the information related to these estimates and adjusts its reserves accordingly, if and when actual experience differs from previous estimates.

The following tables summarize the activities for sales deductions and product returns for the year ended March 31, 2013, the three months ended March 31, 2012 and the years ended December 31, 2011 and 2010:

	For the year ended March 31, 2013
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(20,789)	$(263,330)	$261,327	$(22,792)
Rebates and Other	(69,435)	(192,115)	167,139	(94,411)

Total	$(90,224)	$(455,445)	$428,466	$(117,203)

Current Liabilities
Returns	$(33,426)	$(37,977)	$21,702	$(49,701)
Other (1)	(33,837)	(43,184)	49,324	(27,697)

Total	$(67,263)	$(81,161)	$71,026	$(77,398)

	For the three months ended March 31, 2012
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(20,145)	$(51,711)	$51,067	$(20,789)
Rebates and Other	(65,940)	(50,349)	46,854	(69,435)

Total	$(86,085)	$(102,060)	$97,921	$(90,224)

Current Liabilities
Returns	$(30,722)	$(6,292)	$3,588	$(33,426)
Other (1)	(32,606)	(11,215)	9,984	(33,837)

Total	$(63,328)	$(17,507)	$13,572	$(67,263)

	For the year ended December 31, 2011
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(26,559)	$(224,112)	$230,526	$(20,145)
Rebates and Other	(41,567)	(150,799)	126,426	(65,940)

Total	$(68,126)	$(374,911)	$356,952	$(86,085)

Current Liabilities
Returns	$(21,962)	$(23,242)	$14,482	$(30,722)
Other (1)	(13,099)	(51,462)	31,955	(32,606)

Total	$(35,061)	$(74,704)	$46,437	$(63,328)

	For the year ended December 31, 2010
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(19,360)	$(170,887)	$163,688	$(26,559)
Rebates and Other	(36,119)	(85,861)	80,413	(41,567)

Total	$(55,479)	$(256,748)	$244,101	$(68,126)

Current Liabilities
Returns	$(22,514)	$(13,146)	$13,698	$(21,962)
Other (1)	(15,264)	(25,979)	28,144	(13,099)

Total	$(37,778)	$(39,125)	$41,842	$(35,061)

(1)	Includes indirect rebates.

Inventories	12 Months Ended
Mar. 31, 2013
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2013	2012
Raw and packaging materials	$33,293	$34,678
Finished goods	48,549	51,430
Work in progress	21,079	17,595
Purchased products for commercial purposes and other	6,705	5,935

	$109,626	$109,638

As of March 31, 2013 and 2012, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $15,274 and $17,406, respectively.

As of March 31, 2013 and 2012, there were no pledges of inventory.

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2013	2012
Cost:
Land	$8,905	$9,607
Buildings	144,038	142,411
Leasehold improvements	1,757	3,270
Machinery and equipment	157,086	151,734
Computer equipment	33,621	33,253
Motor vehicles	220	236
Furniture, fixtures and office equipment	9,148	9,065
Advances for property and equipment	1,333	260

	356,108	349,836

Accumulated depreciation and impairment charges:
Buildings	$47,987	$43,280
Leasehold improvements	1,750	3,214
Machinery and equipment	121,044	113,315
Computer equipment	32,485	31,843
Motor vehicles	152	231
Furniture, fixtures and office equipment	7,425	7,203

	210,843	199,086

Depreciated cost	$145,265	$150,750

a.	Depreciation expenses were $14,329, $3,731, $15,154 and $15,745 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively. For related impairment charges, see Note 2.m.

b.	Cost of property, plant and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $16,832 as of March 31, 2013 and 2012. There were no additional capitalized interest and other costs as of March 31, 2013 and 2012, respectively.

c.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $4,609 and $4,699 as of March 31, 2013 and 2012, respectively.

d.	As for pledges – see Note 14.

Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2013
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	March 31,
	2013	2012
Cost:
Product and distribution rights	$73,961	$73,438
Deferred charges in respect of loans and bonds from institutional investors	193	194
Other deferred costs	1,541	1,541

	75,695	75,173

Accumulated amortization and impairment charges:
Product and distribution rights	58,366	55,168
Deferred charges in respect of loans and bonds from institutional investors	187	179
Other deferred costs	1,535	1,518

	60,088	56,865

Amortized cost	$15,607	$18,308

b.	Amortization expenses related to product and distribution rights were $3,436, $867, $3,576 and $3,083 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

c.	As of March 31, 2013, the estimated amortization expense of product and distribution rights for 2014 to 2018 is as follows: 2014—$3,382; 2015—$3,134; 2016—$3,007; 2017—$3,004; 2018—$2,330.

d.	The weighted-average amortization period for product rights is approximately 6 years.

Long-Term Receivables and Other Assets	12 Months Ended
Mar. 31, 2013
Long-Term Receivables and Other Assets

NOTE 9: — LONG-TERM RECEIVABLES AND OTHER ASSETS

	March 31,
	2013	2012
Prepayment of land leased from Israel Land Administration (1)	$13,682	$13,903
Long-term deposits	5,000	—
Derivative instruments (2)	1,767	2,866
Severance pay fund (3)	2,594	2,939
Long-term security deposit	133	218
Other	51	46

	$23,227	$19,972

(1)	The land is leased for a period of 49 years and is subject to renewal. This amount was prepaid. See Note 2.j.
(2)	See Note 10.
(3)	Under Israeli law, the Company and its Israeli subsidiaries are required to make severance or pension payments to dismissed employees and to employees terminating employment under certain other circumstances. Deposits are made with a pension fund or other insurance plans to secure pension and severance rights for the employees in Israel. These amounts represent the balance of the deposits in those funds (including profits) that will be used to cover the Company’s severance obligations. See Note 12.b.

The Company’s non-Israeli subsidiaries maintain defined contribution retirement savings plans covering substantially all of their employees. Under the plans, contributions are based on specific percentages of pay and are subject to statutory limits. The subsidiaries’ matching contribution to the plan was approximately $987, $233, $861 and $839 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Pension, retirement savings and severance expenses	$6,009	$1,690	$6,765	$7,614

Derivative Instruments and Financial Risk Management	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Financial Risk Management

NOTE 10: — DERIVATIVE INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company’s operations are exposed to market risks from changes in interest rates and currency exchange rates. Exposure to these risks is managed through normal operating and financing activities and, when appropriate, through derivative instruments.

a.	Interest rates:

The Company manages its risk to fluctuating interest rates by opportunistically using interest rate swaps to convert its floating rate debt into fixed rate obligations. These interest rate swaps are not designated as hedges and changes in the fair value of these instruments are reflected in earnings.

In September 2005, the Company entered into a mortgage agreement for its New York facility and concurrently entered into an interest rate swap with the intention to mitigate the variable mortgage interest rate risk by effectively establishing the mortgage rate at a fixed rate of 6.16%. At March 31, 2013 and 2012, the fair market value of the swap was a liability of $1,206 and $1,333, respectively, and was recorded in other long-term liabilities on the consolidated balance sheet. The Company recorded an unrealized gain (loss) of $127, $91, ($303) and ($268) within financial expenses, net for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively. See Note 13.a.2.

b.	Currency exchange rates:

The Company manages its exposure to debt obligations denominated in currencies other than its functional currency by opportunistically using cross-currency swaps to convert its foreign currency debt payments into its functional currency. These cross-currency swaps are not designated as hedges and changes in fair value of these derivatives are reflected in earnings.

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the NIS and the Canadian dollar against the United States dollar and the exchange rates between the United States dollar and each of the NIS and the Canadian dollar at the end of the year indicated:

			Rate of Devaluation (Appreciation)		Rate of Exchange of
	Rate of Inflation		Against U.S. Dollar		U.S. Dollar
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
3/31/2012	0.38%	1.25%	(2.77%)	(1.76%)	3.72	1.00
3/31/2013	1.27%	0.99%	(1.80%)	1.65%	3.65	1.02

(1)	Per Bank of Israel
(2)	Per Bank of Canada

From July 1999 to November 2000, the Company issued $24,000 of CPI plus 8.25% bonds denominated in NIS with terms of 10 years. At the same time, the Company entered into 9-10 year cross-currency swaps in which the Company received CPI plus 6% to 8.25% in NIS and paid LIBOR plus 0.6% to 3.3% in USD, based on the outstanding amount of the bonds. The last tranche of bonds matured in November 2010 along with the corresponding swaps. For the year ended December 31, 2010, a net gain of $102 was recorded within financial expenses, net for these swaps.

In November 2003, the Company entered into loan agreements to borrow, in Israel, NIS 210,800 for an eleven-year term at an annual interest rate of 5.8%. At the same time, the Company entered into a USD/NIS, 5-year, CPI-adjusted currency swap in which it will receive at the end of the period the NIS amount linked to the CPI plus interest equal to 5.8% of the outstanding NIS balance, and will pay $47,190 plus a fixed rate of 5.9%. This swap matured on November 28, 2008, and was replaced on the maturity date by a USD/NIS, CPI-adjusted, 6-year currency swap. In accordance with this swap agreement, the Company will receive NIS 201,270 in six annual payments (equivalent of the remaining debt balance as of November 28, 2008), which is linked to the CPI plus additional interest equal to 5.8% of the outstanding NIS balance. The Company is required to pay $51,344 plus a fixed rate of 6.59%. At March 31, 2013, the fair market value of the swap was $3,431 comprised of a $1,664 asset (recorded in other receivables and prepaid expenses) and a $1,767 asset (recorded in long-term receivables and other assets). At March 31, 2012, the fair market value of the swap was $4,163 comprised of a $1,297 asset (recorded in other receivables and prepaid expenses) and a $2,866 asset (recorded in long-term receivables and other assets). The Company recorded net gains of $255, $998, $2,892 and $3,356 within financial expenses, net for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

In October 2011, the Company entered into separate forward contracts to purchase the Israeli Shekel and the Canadian dollar on a monthly basis at agreed upon spot rates to hedge the variability of cash flows in U.S. dollars due to changes in the respective exchange rates. The forward contract to purchase the Shekel is for a total amount of $41,042 which is settled in monthly installments of $3,958 for the first five months and $3,542 for the remaining six months. The Company recorded a gain (loss) of $990, $1,035 and ($1,705) for the year ended March 31, 2013, the three months ended March 31, 2012 and the year ended December 31, 2011, respectively, for this contract. The forward contract to purchase the Canadian dollar is for a total amount of $96,100 which is settled in monthly installments of $9,300 for the first five months and $8,267 for the remaining six months. The Company recorded a net (loss) gain of ($1,303), $1,649 and $822 for the year ended March 31, 2013, the three months ended March 31, 2012 and the year ended December 31, 2011, respectively, for this contract.

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

NOTE 11: — FAIR VALUE MEASUREMENTS

FASB ASC Topic 820 defines fair value as the price that would be received for an asset or paid to transfer a liability, from a selling party’s perspective, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC Topic 820 requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets and liabilities. Active market means a market in which transactions for assets or liabilities occur with “sufficient frequency” and volume to provide pricing information on an ongoing unadjusted basis.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. The Company’s Level 2 assets primarily include derivative instruments. The Level 2 asset values are determined using valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and consider counterparty credit risk in the assessment of fair value.

Level 3: Unobservable inputs that are not corroborated by market data. The Company has no Level 3 assets or liabilities.

The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and 2012 were as follows:

	March 31, 2013
	Quoted Market Prices of Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities	$3,183	$—	$—
Forward contracts	—	1,979	—
Cross-currency swaps	—	3,431	—

	$3,183	$5,410	$—

Liabilties
Interest rate swap	$—	$1,206	$—
Forward contracts	—	1,318	—

	$—	$2,524	$—

	March 31, 2012
	Quoted Market Prices	Significant Other	Significant Unobservable
	of Identical Assets (Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Assets
Marketable securities	$7,835	$—	$—
Forward contracts	—	1,837	—
Cross-currency swaps	—	4,163	—

	$7,835	$6,000	$—

Liabilties
Interest rate swap	$—	$1,333	$—
Forward contracts	—	237	—

	$—	$1,570	$—

Other Liabilities	12 Months Ended
Mar. 31, 2013
Other Liabilities

NOTE 12: — OTHER LIABILITIES

a.	Other current liabilities:

	March 31,
	2013	2012
Returns reserve	$49,701	$33,426
Due to customers	497	459
Employees and payroll accruals	16,667	15,524
Deferred revenue	351	—
Medicaid and indirect rebates	27,200	33,378
Accrued income taxes	20,055	68,507
Legal and audit fees	1,206	658
Settlements and loss contingencies	30,000	—
Accrued expenses	7,682	7,091
Interest payable	458	639
Deferred taxes	326	302
Derivative instruments	1,318	237
Other royalties	3,488	2,774
Other	2,865	1,970

	$161,814	$164,965

b.	Other long-term liabilities:

	March 31,
	2013	2012
Accrued severance pay	$2,730	$3,020
Interest rate swap	1,206	1,333
Accrued taxes	60	60

	$3,996	$4,413

Long-Term Debt	12 Months Ended
Mar. 31, 2013
Long-Term Debt

NOTE 13: — LONG-TERM DEBT

a.	Composed as follows:

	March 31,
	2013	2012
Loans from institutional investors and bonds (1)	$21,047	$30,597
Mortgage for U.S. headquarters facility (2)	7,552	8,309

	28,599	38,906

Less: current maturities	11,330	10,957

	$17,269	$27,949

(1)	In 2003, the Company entered into two series of loan agreements, subsequently amended, with multiple lenders in Israel. At March 31, 2013, the outstanding loans are comprised of $842 (issued in U.S. dollars) at an interest rate of 6.1% with the remaining loans of $20,205 (issued in NIS) at a rate of Israeli CPI plus 5.8%. The debentures mature in November 2014. The debentures provide certain undertakings, including (i) not to encumber any of its assets, unless to secure indebtedness, as defined in such agreements, which in the aggregate does not exceed $20,000, or unless to encumber newly acquired assets to secure financing provided to acquire such assets, and (ii) not to incur any additional indebtedness as long as the ratio of EBITDA to total net interest expense and current principal payable on long-term indebtedness is less than 2:1. The test is based on the Company’s audited financial statements, and is performed on April 1 of each year with respect to the prior calendar year.
(2)	In 2005, Taro U.S.A. and two of its subsidiaries entered into obligations, secured by mortgages on the Company’s U.S. headquarters facility located in New York and distribution facility located in New Jersey (subsequently retired in February 2012). The Company guaranteed these obligations. The mortgage on the New York facility was $7,552 and $8,309 as of March 31, 2013 and 2012, respectively, was for an original term of 15 years, bears interest at the rate of LIBOR plus 1.25%, and has a graduating debt service coverage ratio covenant of 1.90. At March 31, 2013 and 2012, the debt service coverage ratio was 2.20 and 2.15, respectively. The interest rate of this mortgage is effectively fixed at 6.16%, as the Company has an interest rate swap in place which is concurrent with the 15-year term of the mortgage. As of March 31, 2013, the Company is in compliance with all of its covenants.

b.	Classified by currency, linkage terms and interest rates, the total amount of the liabilities (including current maturities and the reclassified short-term portion) is as follows:

	Weighted-Average Interest Rate		Amount
	March 31,		March 31,
	2013	2012	2013	2012
In, or linked to, U.S. dollars (1)	1.96%	2.15%	$8,394	$9,574
In Israeli currency – linked to CPI	5.80%	5.80%	20,205	29,332

			$28,599	$38,906

(1)	Includes loans in the amount of $7,552 and $8,309 as of March 31, 2013 and 2012, respectively, which are subject to variable interest rates linked to LIBOR. The remaining outstanding debt is subject to fixed interest rates.

c.	The debt matures as follows:

March 31, 2013
3/31/2014	$11,330
3/31/2015	11,381
3/30/2016	912
3/31/2017	969
3/31/2018	1,031
Thereafter	2,976

$28,599

As of the date of these financial statements, the Company has met all of its scheduled debt obligations.

For collateral, see Note 14.

Liabilities Collateralized by Pledges	12 Months Ended
Mar. 31, 2013
Liabilities Collateralized by Pledges

NOTE 14: — LIABILITIES COLLATERALIZED BY PLEDGES

Balance of liabilities collateralized by pledges is as follows:

	March 31,
	2013	2012
Long-term debt (including current maturities) (1)	$7,552	$8,309

(1)	Includes mortgages secured by facilities in the U.S.A.

For further discussion of collateralized assets see Note 13a (2).

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2013
Commitments and Contingent Liabilities

NOTE 15: — COMMITMENTS AND CONTINGENT LIABILITIES

a.	Companies of the Group have leased offices, warehouse space and equipment under operating leases for periods through 2016. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31,
2013
3/31/2014	$2,071
3/31/2015	1,560
3/30/2016	708

$4,339

Total rent expenses were $3,479, $921, $3,755 and $3,285 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

b.	Royalty commitments:

The Company is committed to pay royalties at the rate of 3.0% to 3.5% to the government of Israel through the Office of the Chief Scientist (“OCS”) on proceeds from sales of products in which the government participates in the research and development by way of grants. The obligation to pay these royalties is contingent on actual sales of the products and, in the absence of such sales, no payment is required. The commitment is on a product by product basis, in an amount not exceeding the total of the grants received by the Company, including interest accrued thereon, and is linked to the U.S. dollar. Commencing in 1999, grants are subject to interest at a rate of LIBOR (cost of borrowing funds in U.S. dollars). As of March 31, 2013 and 2012, the aggregate contingent liability to the OCS was $10,972 and $10,735, respectively.

Royalty payments to the OCS were $0, $0, $736 and $990 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

c.	Legal proceedings:

From time to time the Company is subject to litigation arising in the ordinary course of business. The Company records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of these cases, management’s assessment of the likelihood of damages, and the advice of counsel, no provisions have been made except as noted below. Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgements about future events and can rely heavily on estimates and assumptions. The Company is party to certain lawsuits disclosed herein; whose outcome the Company does not believe will have a material adverse effect on its consolidated financial statements.

1.	Legal actions commenced by the Company:

i.	Company’s lawsuit related to Ovide® (malathion) Lotion:

On April 28, 2011, the Company filed a lawsuit against Suven Life Sciences Ltd. (“Suven”) in the United States District Court of New Jersey for infringement of its United States Patent No. 7,560,445 covering its Ovide® (malathion) Lotion, 0.5%. The suit alleges that Suven’s ANDA seeking approval from the FDA to sell its own malathion lotion infringes Taro’s patent.

2.	Litigation related to Israeli taxation:

i.	The Company challenged a tax assessment by the Israel Income Tax Authority (“ITA”) on certain options granted in 1992 to certain officers of Taro U.S.A. The ITA claimed that taxes should have been withheld by the Company and assessed a payment of approximately $34,000 nominal amount of tax and approximately $19,000 in interest and other charges to be paid by Taro. In January 2008, the Company filed an appeal against the assessment with the Haifa District Court. In addition, applications for the conduct of Mutual Agreement Proceedings (“MAP”) pursuant to the Israel-United States tax treaty with respect to this matter have been filed both with the Israel Tax Authority and the U.S. Internal Revenue Service. MAP proceedings are intended to resolve matters of double taxation; the Company itself is not a party to those MAP proceedings. The Company and the ITA reached an agreement related to the tax assessment and the Company paid the ITA NIS 7,500 on October 5, 2011.

3.	Other Legal Actions:

On November 10, 2004, the Company was sued in the Superior Court of New Jersey in Atlantic County along with other defendants in a purported class action lawsuit for alleged personal injuries related to defendants’ sale of amiodarone. On June 9, 2010, the class action case was dismissed with prejudice, with a window of 150 days for individual claimants to file lawsuits. Only one suit was commenced against the Company. In early 2011, an agreement to resolve this matter was reached which had no material impact on the Company’s financial position.

A group of former Israeli soldiers have filed three lawsuits for personal injury against the Municipality of Haifa, The Israel Oil Refineries Ltd., The Haifa Town Union Sewage and Haifa Chemicals Ltd. alleging that they contracted serious illnesses as a result of their military service which included diving in the Kishon River near Haifa Bay. In 2005, the Company and over 40 municipalities, governmental entities (including the State of Israel), cooperative villages (kibbutzim) and other companies, were named as third party defendants in these lawsuits. On June 17, 2013, the court dismissed the lawsuits and ruled that the plaintiffs were unable to prove that their exposure to dangerous substances in the Kishon River water was the cause of their illnesses. The plaintiffs may appeal to the Supreme Court within the time frame set by law (45 days from the court ruling). The hearing of the lawsuit filed by a group of fishermen also claiming to suffer from serious illnesses as a result of their activities in the Kishon River is still pending and currently the parties are presenting the evidence in the case to the court.

Taro is party to two actions brought against various pharmaceutical manufacturers in the States of Utah and Louisiana that relate to drug price reporting by manufacturers, as well as one investigative demand brought by a third State. In May 2008, the State of Utah filed a lawsuit against the Company and a number of other pharmaceutical manufacturers and in November 2010, the State of Louisiana filed a lawsuit in state court against the Company and a number of other pharmaceutical manufacturers. Generally speaking, the lawsuits allege that the defendants caused the State to overpay pharmacies under the State Medicaid Program by reporting inflated published prices (average wholesale prices or “AWP”). The Utah trial court dismissed the case with prejudice in February 2010. However, in March 2010, the plaintiff appealed the decision and the Utah Supreme Court issued its decision in June 2012. The ruling generally affirmed that the complaint by the plaintiff is inadequate and the State was given leave by the court to re-plead its case, which it did. A motion to dismiss filed by the defendants in this case is currently pending before the court. In the Louisiana action, the parties are currently in the discovery phase of the litigation. During the year ended March 31, 2013, the Company recorded a provision of $30 million as management’s best estimate of potential litigation and related costs to these AWP-related matters.

On March 7, 2011, the Company was sued by The Blackstone Group L.P. (“Blackstone”) in the Supreme Court of the State of New York, County of New York. The lawsuit alleges breach of contract relating to fees under an agreement whereby Blackstone would provide certain financial advisory services to the Company. Blackstone originally sought $6.3 million in fees and expenses and has subsequently amended its pleadings to adjust its claim to $3.7 million. On January 1, 2013 a judgement was entered in favor of Blackstone and in February 2013 Taro paid Blackstone a net settlement amount of $4.4 million.

On March 28, 2013, the Company was sued by Mallinckrodt LLC, Mallinckrodt Inc. (“Mallinckrodt”) and Nuvo Research Inc. (“Nuvo”) in the United States District Court for the District of Delaware for alleged infringement of Nuvo’s United States Patent No. 8,217,078, which covers the use of Mallinckrodt’s Pennsaid® product, due to the Company’s filing of an ANDA for the generic version of Pennsaid®. We are not in a position to quantify the likely outcome of this case.

d.	In 2008, the Company entered into severance agreements tied to a change in control, with certain executives whereby each executive would receive salary and benefits for a period of time if terminated after a change in control. In November 2010 and April 2011, the Company terminated the employment of certain of these executives.

e.	On April 29, 2011, the Board ratified a collective bargaining agreement dated as of April 6, 2011 (the “Agreement”) among Taro, the Histadrut Trade Union and Taro’s Employees Committee on behalf of Taro’s Israeli employees. The Agreement has a term of five years and automatically renews for two-year periods unless notice is provided by either side prior to the end of a term. The Agreement memorializes current employee-employer relations practices of Taro as well as additional rights relating to job security, compensation and other benefits. Additionally, the Agreement, inter alia, provided for a one-time payment of $1,500 (payable in NIS) to be divided among Taro’s Israeli employees as of the date of the Agreement.

f.	Licensing Agreements:

1.

In May 2010, Taro and Quinnova Pharmaceuticals, Inc. (“Quinnova”) entered into an agreement under which Taro manufactured and Quinnova co-promoted Taro’s Topicort® and desoximetasone products. The parties mutually agreed to terminate the agreement in January 2011.

2.	In May 2010, Taro and Glenmark Generics Inc., USA, a wholly owned subsidiary of Glenmark Generics Ltd., India (“Glenmark”), entered into an exclusive license and supply agreement for a branded product. Glenmark manufactures the product and Taro distributes the product to customers. Taro made an up-front payment of $2,500 for distribution rights and an additional payment of $2,500 upon the first shipment to customers, for a total of $5,000, which is being amortized over six years. Taro also pays royalties based on the amounts of sales to its customers.

3.

On February 21, 2012, the Company entered into a License and Settlement Agreement (the “Medicis Settlement Agreement”) with Medicis Pharmaceutical Corporation. In connection with the Medicis Settlement Agreement, the Company agreed to settle all legal disputes between the parties relating to Medicis’ LOPROX® Shampoo and Medicis agreed to withdraw its complaint against Taro pending in the U.S. District Court for the Southern District of New York for alleged patent infringement. Subject to the terms and conditions contained in the Medicis Settlement Agreement, Medicis granted Taro a non-exclusive, royalty-bearing license to make and sell limited quantities of our generic version of LOPROX® Shampoo.

g.	Other:

Payments to pharmacies for Medicaid-covered outpatient prescription drugs are set by the states. For multiple source drugs with respect to which FDA has rated at least three drugs as therapeutically equivalent, the amount that states may reimburse pharmacies is subject to a Federal upper limit (FUL) ceiling. Health care reform legislation enacted in March 2010 changed the methodology by which the Centers for Medicare & Medicaid Services (CMS) calculates the FULs so that the FUL is based on 175 percent of the weighted-average of the average manufacturer prices (AMPs) reported to the government by manufacturers of each of the therapeutically equivalent multiple source drugs. The change in FUL methodology has not been implemented yet by CMS, but is expected to be implemented in the near future. Effective October 1, 2010, the legislation also changed the definition of AMP to exclude sales to certain customer classes that were previously included. In addition, under the Medicaid Drug Rebate Program, manufacturers are required, as a condition of Federal payment for their drugs under Medicaid and Medicare Part B, to pay rebates to state Medicaid programs on drugs dispensed to Medicaid beneficiaries in the state. The amount of the rebate is based on the AMP and (for innovator drugs) the best price of the drug. Besides changing the definition of AMP, the health care reform legislation increased the minimum Medicaid Rebate, effective January 1, 2010.

Pending implementation of the new FUL methodology, CMS has been using Average Wholesaler Price (“AWP”) or Wholesaler Acquisition Cost (“WAC”) in the calculation of FULs. States have also historically used AWP or WAC in setting Medicaid reimbursement rates for drugs. Many pharmaceutical companies have been named in civil lawsuits alleging generally that the defendants overstated AWPs or WACs, which were used by state agencies to calculate drug reimbursements to healthcare providers.

Shareholders' Equity	12 Months Ended
Mar. 31, 2013
Shareholders' Equity

NOTE 16: — SHAREHOLDERS’ EQUITY

a.	Pertinent rights and privileges of ordinary shares:

1.	100% of the rights to profits are allocated to the ordinary shares.

2.	100% of the dissolution rights are allocated to the ordinary shares.

3.	Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.

b.	Founders’ shares:

One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.

c.	Stock option plans:

1.	The Company’s 1991 Stock Incentive Plan provided for the issuance of incentive stock options, non-qualified stock options, or stock appreciation rights to key employees and associates of the Group.

The options were granted with an exercise price equal to 100% of the fair market value of the stock on the date of grant, and none of the options granted include stock appreciation rights. The options were granted to employees and associates, have a four-year graded vesting term and expire ten years after the date of the grant. Each option entitles its holder the right to purchase one ordinary share. As of March 31, 2013 and 2012, an aggregate of 0 and 6,425 options in respect of the 1991 plan were outstanding, respectively, and no further options in respect of the 1991 plan are available for future grants. The Company issues new shares to employees and associates exercising their stock options.

2.	The Company’s 1999 Stock Incentive Plan (“1999 plan”) provides for the issuance of incentive stock options, non-qualified stock options, or stock appreciation rights to key employees and associates of the Group.

The options are substantially granted with an exercise price equal to 100% of the fair market value of the stock on the date of grant and the aggregate amount of the options granted may not exceed 2,100,000 and none of the options granted include stock appreciation rights. The options were granted to employees and associates, have a four to five-year graded vesting term and expire ten years after the date of the grant. Each option entitles its holder the right to purchase one ordinary share of NIS 0.0001 par value (subject to adjustments). As of March 31, 2013 and 2012, an aggregate of 25,500 and 322,630 options in respect of the 1999 plan were outstanding, respectively, and no further options in respect of the 1999 plan are available for future grants. The Company issues new shares to employees and directors exercising their stock options.

3.	A summary of the Company’s stock option activity (except options to non-employees) and related information for the year ended March 31, 2013 is as follows:

	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual terms	Aggregate intrinsic value
				(in years)
Outstanding at March 31, 2012	329,055	$2.38—$68.51	$25.99
Exercised	(291,555)	$2.38—$54.53	$22.58
Forfeited	(12,000)	$39.03—$68.51	$52.66
Granted	—	$—	$—

Outstanding at March 31, 2013	25,500	$24.68—$68.51	$52.32	0.89	$220

Exercisable at March 31, 2013	25,500		$52.32	0.89	$220

Vested at March 31, 2013	25,500		$52.32	0.89	$220

There were 291,555, 500, 32,775 and 44,975 options exercised in the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively, with a total intrinsic value of approximately $5,286, $12, $378 and $410, respectively.

As of March 31, 2013, the compensation costs related to share-based compensation arrangements granted under the Company’s stock option plan was fully amortized. For the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, the Company recognized $8, $0, $59 and $285, respectively, in stock-based compensation expense.

The number of options exercisable as of March 31, 2013 and 2012, were 25,500 and 329,055, respectively. The weighted-average exercise prices for the options exercisable as of March 31, 2013 and 2012 were $52.32 and $25.99, respectively.

The stock options outstanding and exercisable as of March 31, 2013 have been classified into ranges of exercise prices as follows:

Options outstanding				Options exercisable
Range of exercise price	Outstanding as of March 31, 2013	Weighted- average remaining contractual life	Weighted- average exercise price	Exercisable as of March 31, 2013	Weighted- average exercise price
		(in years)
$24.68 – $30.00	2,750	1.58	$25.19	2,750	$25.19
$30.01 – $40.00	2,000	1.83	$30.02	2,000	$30.02
$40.01 – $68.51	20,750	0.71	$58.06	20,750	$58.06

	25,500	0.89	$52.32	25,500	$52.32

4.	There were 3,000 stock options forfeited for non-employees during the year ended December 31, 2011.

d.	Dividends:

The Company may declare and pay dividends from retained earnings. For restrictions on dividend distribution, see Note 17.d.

e.	Net income per share:

	Year ended March 31, 2013			Three months ended March 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount
Basic EPS:	$266,206	44,677,603	$5.96	$47,252	44,476,429	$1.06	$182,680	44,405,539	$4.11	$64,078	40,271,669	$1.59
Effect of dilutive securities:
Stock options	—	37,508	—	—	112,578	—	—	85,943	—	—	68,169	—
Sun Stock Warrants	—		—	—		—	—		—	—	1,510,486	—

Diluted EPS:	$266,206	44,715,111	$5.95	$47,252	44,589,007	$1.06	$182,680	44,491,482	$4.11	$64,078	41,850,324	$1.53

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

NOTE 17: — INCOME TAXES

a.	Corporate tax rate in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “industrial company” as defined by this law and, as such, is entitled to certain income tax benefits, mainly accelerated depreciation in respect of machinery and equipment (as prescribed by regulations published under the Inflationary Adjustments Law) and the right to claim public issuance expenses, amortization of patents and other intangible property rights as deductions for tax purposes.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (“the Law”):

Various production and development facilities of the Company have been granted “Approved Enterprise” and “Benefited Enterprise” status, which provides certain benefits, including tax exemptions and reduced tax rates for a defined period. The benefits available to an Approved Enterprise and Benefited Enterprise relate only to taxable income attributable to the specific investment program and are conditioned upon terms stipulated in the Law and the related regulations and the criteria set forth in the applicable certificate of approval (for an Approved Enterprise). If the Company does not fulfill these conditions, in whole or in part, the benefits can be cancelled and the Company may be required to refund the benefits, in an amount linked to the Israeli consumer price index plus interest.

The Company has three active plans, two Approved Enterprises under the Alternative Benefits Programs (Plans 3+4 and plan 5) and one Benefited Enterprise (Plan 6), granting us a package of benefits, subject to compliance with applicable requirements. Under Plan 3+4’s approval (benefit period starting 2003), our undistributed income was exempt from corporate tax for a period of two years following implementation of the plan and we will be eligible for a reduced tax rate of between 10% and 25% for an additional thirteen years thereafter. Under Plan 5 (benefit period starting 2007), our undistributed income, derived from this approval, was exempted from corporate tax for a period of two years following implementation and we will be eligible for a reduced tax rate of 10% to 25% for eight additional years thereafter. We filed a request for an additional five years of reduced tax rates for such plan. Approval is still pending. With respect to Plan 6, the Company notified the Israeli Tax Authority within 12 months of the end of 2010 that its facilities meet the criteria for tax benefits set out by the 2005 Amendment. The Company was exempt from corporate tax for a period of two years as of the election year (2010) and we will be eligible for a reduced tax rate of 10% to 25% for eight additional years thereafter.

The entitlement to these benefits is conditional upon the Company fulfilling the requirements of the Law, regulations published thereunder and the instruments of approval for the specific investments in Approved Enterprises. In the event of failure to comply with these requirements, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest. As of March 31, 2013, management believes that the Company is meeting all of the aforementioned requirements.

If the Company pays a dividend out of income derived from the Approved and/or Benefited Enterprises incurred during the tax exemption period, the Company will be subject to corporate tax in the year the dividend is distributed in respect of the gross amount of dividend distributed.

The income subject to reduced tax rates, attributable to the Approved and/or Benefited Enterprises, cannot be distributed to shareholders without subjecting the Company to additional taxes. The Company has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Approved and/or Benefited Enterprises as the undistributed tax exempt income is essentially permanent by reinvestment.

For the year ended March 31, 2013, income not eligible for Approved and/or Benefited Enterprise benefits is taxed at a regular rate, which was 25% in 2012 (see above).

Temporary, partial tax relief for repatriation of exempt income:

Pursuant to a recent amendment to the Investments Law which became effective on November 12, 2012, a company that elects by November 11, 2013 to pay a reduced corporate tax rate as set forth in that amendment (rather than the regular corporate tax rate applicable to Approved Enterprise income) with respect to undistributed exempt income accumulated by the company until December 31, 2011 will be entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over the five-year period commencing in 2013. A company that has elected to apply the amendment cannot withdraw from its election. The Company is currently reviewing the new amendment and its implications to the Company.

d.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985 of Israel:

With respect to the Israeli entity, commencing in taxable year 2003, the Company elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations, 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Such an election obligates the Company for three years. Accordingly, commencing taxable year 2003, results for tax purposes are measured in U.S. Dollar terms. After the initial three-year term, the Company has to make the election on an annual basis. Through taxable year 2013, the Company has consistently elected, for tax purposes, to measure its earnings in U.S. dollars.

e.	Income from continuing and discontinued operations before income taxes comprises of the following:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010

Domestic (Israel)	$65,934	$26,241	$78,499	$37,371
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	268,735	38,953	129,330	37,657

Income from continuing and discontinued operations before taxes	$334,669	$65,194	$207,829	$75,028

f.	Taxes on income are comprised of the following:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Current taxes	$93,165	$9,352	$48,502	$7,021
Prior years’ (benefits) taxes	(6,544)	4,364	(2,577)	(3,264)
Deferred income (benefits) taxes	(18,822)	4,075	(21,374)	6,720

	$67,799	$17,791	$24,551	$10,477

Domestic	$1,139	$1,730	$3,993	$1,400
Foreign	66,660	16,061	20,558	9,077

	$67,799	$17,791	$24,551	$10,477

Included within current and deferred income tax expense are benefits relating to investment tax credits at Taro Canada of $1,320, $613, $1,954 and $1,751 for the year ended March 31, 2013, the three months ended March 31, 2012 and the years ended December 31, 2011 and 2010, respectively. Taro Canada uses the “flow-through” method and therefore records the benefits in earnings in the period the tax credits are utilized.

g.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Statutory tax rate (In Israel)	25%	24%	24%	25%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(4%)	(4%)	(5%)	(12%)
Different tax rates applicable to non-Israeli subsidiaries	1%	1%	(3%)	(1%)
Uncertain tax positions, net	(3%)	(1%)	(3%)	2%
Taxes (benefits) from prior years	1%	7%	(1%)	0%

Effective consolidated tax rate	20%	27%	12%	14%

h.	Current taxes are calculated at the following rates:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
On Israeli operations (not including “Approved Enterprise”)	25.0%	24.0%	24.0%	25.0%
On U.S. operations *	35.0%	35.0%	35.0%	35.0%
On Canadian operations *	25.0%	25.0%	26.5%	31.0%
On U.K. operations *	24.0%	26.5%	26.5%	26.0%
On Ireland operations *	12.5%	12.5%	12.5%	12.5%

*	The U.S., Canadian, U.K., and Irish subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence. The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

i.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforward	$11,574	$11,844
Deferred revenue	16,146	18,459
Property, plant, and equipment	1,507	1,843
Accrued expenses	78,192	54,087
Bad debt allowance	36	37
Amortization and impairment	6,301	7,222
Other, net	9,323	11,665

Total deferred tax assets	123,079	105,157
Valuation allowance for deferred tax assets	(13,082)	(13,688)

Net deferred tax assets	109,997	91,469

Deferred tax liabilities:
Property, plant, and equipment	(1,879)	(2,205)
Other, net	(326)	(302)

Total deferred tax liabilities	(2,205)	(2,507)

Net deferred tax assets	$107,792	$88,962

Domestic	$5,162	$5,655
Foreign	102,630	83,307

	$107,792	$88,962

The deferred income taxes are presented in the balance sheet as follows:

	March 31,
	2013	2012
Among current assets (“other receivables and prepaid expenses”)	$104,509	$85,020
Long-term deferred income tax assets	5,488	6,449
Among short-term liabilities	(326)	(302)
Among long-term liabilities	(1,879)	(2,205)

	$107,792	$88,962

j.	Carryforward tax losses:

1.	The Company:

As of March 31, 2013, one of the Israeli subsidiaries has carryforward tax losses of $828.

2.	Canadian subsidiary:

As of March 31, 2013, this subsidiary has no carryforward tax losses.

3.	U.K. subsidiary:

As of March 31, 2013, this subsidiary has carryforward tax losses of $10,382, which may be carried forward and offset against taxable income for an indefinite period in the future. As discussed in Note 2.t, there is a full valuation allowance provided against these losses.

4.	Irish subsidiary:

As of March 31, 2013, this subsidiary has carryforward tax losses of $73,386. Taro Ireland commenced trade in 2006 and therefore has satisfied any expiration deadlines. As discussed in Note 2.t, a full valuation allowance is provided against these losses.

5.	U.S. subsidiary:

As of March 31, 2013, this subsidiary has no carryforward tax losses. This subsidiary has been examined by the U.S. tax authorities through 2008; however due to the fact that this subsidiary has a past net operating loss carryforward, the U.S. subsidiary remained subject to examination by the U.S. tax authorities from 2002 onward, but only to the extent of the amount of the net operating loss carryforward.

6.	Hungarian subsidiary:

As of March 31, 2013, this subsidiary has no carryforward tax losses.

k.	The Company’s Board of Directors has determined that its U.S. subsidiary will not pay any dividend as long as such payment will result in any tax expense for the Company.

l.	At March 31, 2013, deferred income taxes were not provided for on a cumulative total of $371,020 of the undistributed earnings of Taro Canada, which are not taxable provided earnings remain undistributed. Taro Canada intends to invest these earnings indefinitely in its operations.

m.	Foreign withholding taxes have been accrued as necessary by the Company and its subsidiaries.

n.	Tax assessments:

The Company completed its tax assessments with the Israeli tax authorities for years through 2009. The Company’s tax provision was adequate to satisfy these assessments. The Company remains subject to examination by the Israeli tax authorities for years 2010 and onward. The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

The Company’s U.S. subsidiary has been examined by U.S. tax authorities through 2008; however, due to the fact that this subsidiary has a past net operating loss carryforward, the U.S. subsidiary remains subject to examination by the U.S. tax authorities only to the extent of the amount of the net operating loss carryforward.

The Company completed its tax assessments with the Canadian tax authorities for the years through 2005. The Company’s tax provision was adequate to satisfy these assessments. Taro Canada has the 2009, 2010 and 2011 tax years currently under examination and remains subject to examination by the Canadian tax authorities for years after 2006. The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

o.	Uncertain tax positions:

The Company adopted FASB ASC Section 740-10-25, “Income taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.t).

	March 31,
	2013	2012
Unrecognized tax exposure at beginning of year	$13,828	$14,425
Increases as a result of positions taken in prior period	1,912	92
Decreases as a result of positions taken in prior period	(115)	—
Increases as a result of positions taken in current period	1,495	36
Decreases as a result of positions taken in current period	—	(725)
Decreases due to settlements with tax authorities	(10,216)	—
Decreases due to expiration of statute of limitations	(270)	—

Unrecognized tax exposure at end of year	$6,634	$13,828

The total amount of interest and penalties recognized on the consolidated statement of operations for the years ended March 31, 2013, the three months ended March 31, 2012 and December 31, 2011 and 2010 were ($2,730), $806, $60 and $1,296, respectively. The total amount of interest and penalties recognized on the consolidated balance sheet at March 31, 2013 and 2012 were $1,968 and $4,354, respectively.

The total amount of unrecognized tax benefits, which would impact the effective tax rate if recognized, was $6,634 and $13,828 at March 31, 2013 and 2012, respectively.

Selected Statements of Income Data	12 Months Ended
Mar. 31, 2013
Selected Statements of Income Data

NOTE 18: — SELECTED STATEMENTS OF INCOME DATA

	Year ended March 31,	Three Months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Sales by location of customers :
Israel	$19,929	$5,472	$21,528	$19,589
Canada	52,452	13,167	43,720	44,169
U.S.A.	587,851	122,472	424,950	305,858
Other	10,722	4,030	15,470	22,919

	$670,954	$145,141	$505,668	$392,535

Selling, marketing, general and administrative expenses:
Selling and marketing	$43,938	$12,192	$42,247	$41,673
Advertising	7,213	2,166	7,270	6,827
General and administrative *	35,287	8,743	44,401	59,402
Settlements and loss contingencies	33,300	—	—	—

	$119,738	$23,101	$93,918	$107,902

* Including provision for doubtful accounts	$4	$(50)	$90	$(473)

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$2,512	$368	$4,671	$5,252
Income in respect of deposits	(4,026)	(510)	(1,520)	(985)
Expenses in respect of short-term credit	—	35	72	2,291
Foreign currency transaction losses	(2,417)	1,107	(6,920)	5,282

	$(3,931)	$1,000	$(3,697)	$11,840

Segment Information	12 Months Ended
Mar. 31, 2013
Segment Information

NOTE 19: — SEGMENT INFORMATION

a.	Geographic Area Information:

The Group operates in one industry segment, which produces, researches, develops and markets pharmaceutical products. Management organizes the Company’s operations based on geographic segments, which are presented below in accordance with FASB ASC Paragraph 280-10-50-1, “Segment Reporting – Overall – Disclosure – Operating Segments.”

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2013 and as of March 31, 2013:
Sales to unaffiliated customers **	$19,929	$52,452	$587,851	$10,722	$670,954
Long-lived assets ***	$87,912	$38,614	$40,383	$1,240	$168,149
Three months ended March 31, 2012 and as of March 31, 2012:
Sales to unaffiliated customers **	$5,472	$13,167	$122,472	$4,030	$145,141
Long-lived assets ***	$91,245	$40,148	$42,607	$2,342	$176,342
Year ended December 31, 2011 and as of December 31, 2011 :
Sales to unaffiliated customers **	$21,528	$43,720	$424,950	$15,470	$505,668
Long-lived assets ***	$92,547	$41,010	$43,133	$2,291	$178,981
Year ended December 31, 2010 and as of December 31, 2010:
Sales to unaffiliated customers **	$19,589	$44,169	$305,858	$22,919	$392,535
Long-lived assets ***	$99,353	$45,718	$45,334	$3,247	$193,652

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

b.	For the year ended March 31, 2013, the Company had net sales to three different customers of 20.8%, 14.0% and 12.2% of consolidated net sales. For the three months ended March 31, 2012, the Company had net sales to three different customers of 24.1%, 12.7% and 11.9% of consolidated net sales. For the year ended December 31, 2011, the Company had net sales to three different customers of 18.9%, 12.4% and 11.8% of consolidated net sales. For the year ended December 31, 2010, the Company had net sales to three different customers of 15.9%, 11.0% and 10.5% of consolidated net sales.

c.	Sales by therapeutic category, as a percentage of total sales for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
Category	2013	2012	2011	2010
	%
Dermatological and topical	77	70	67	60
Neuropsychiatric	9	10	13	14
Cardiovascular	6	9	9	14
Anti-inflammatory	4	4	5	5
Other	4	7	6	7

Total	100	100	100	100

Discontinued Operations	12 Months Ended
Mar. 31, 2013
Discontinued Operations

NOTE 20: — DISCONTINUED OPERATIONS

a.	During 2010, the Company’s management decided to sell its Irish facility. The results of operations of the Irish facility have been classified as discontinued operations in the Consolidated Statements of Operations.

b.	The following is the detail of discontinued operations:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Sales, net	$—	$(9)	$(54)	$(931)
Cost of sales	1,170	72	1,070	5,895

Gross loss	1,170	63	1,016	4,964
Operating expenses:
Research and development, net	10	—	88	267
Selling, marketing, general and administrative	216	34	295	921

Operating loss	1,396	97	1,399	6,152
Financial expenses (income), net	213	(103)	(144)	(3,139)
Other income, net	(415)	(60)	(38)	(44)

Loss (income) before income taxes	1,194	(66)	1,217	2,969
Tax expense	—	—	—	—

Net loss (income) from discontinued operations	$1,194	$(66)	$1,217	$2,969

Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions

NOTE 21: — RELATED PARTY TRANSACTIONS

The Company has substantial relationships with Sun. Certain of Taro’s Board members are also on Sun Pharma’s Board of Directors. In addition, certain of Taro’s officers and executives are also executives of Sun. Taro’s Interim Chief Executive Officer, who is also a member of the Board of Directors of Taro, is an officer of an indirect subsidiary of Sun Pharma.

During 2013 and 2012, Taro entered into various commercial transactions, including product distribution and service agreements with Sun in the ordinary course of our business. The Company does not currently deem any of these transactions material or unusual and believes that terms of these transactions are comparable to those offered by or that could be obtained from unrelated third parties. Additionally, pursuant to Israeli legal requirements, each of the transactions was presented to the Audit Committee, which determined that each such transaction was not considered extraordinary pursuant to Israeli legal requirements and therefore did not require shareholder approval.

Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events

NOTE 22: — SUBSEQUENT EVENTS

a.	Stock options:

Between April 1, 2013 and June 14, 2013, no stock options were granted to the Company’s directors or employees, however, 5,564 stock options were exercised at prices ranging from $43.53 to $60.38.

Schedule II: - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2013
Schedule II: - Valuation and Qualifying Accounts	SCHEDULE II: — VALUATION AND QUALIFYING ACCOUNTS Schedules have been omitted as the required information is provided elsewhere in these financial statements.

Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgements and assumptions. The Company’s management believes that the estimates, judgements and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgements and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Company’s most critical estimates are used in its determination of its sales incentives reserves (see Note 5), inventory reserves, income taxes, fixed assets, intangible assets, derivative instruments and contingencies.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

A majority of the revenue of the Company and certain of its subsidiaries (exclusive of its Canadian, Irish, and U.K. subsidiaries – see below) is generated in U.S. dollars (“dollars”). In addition, a substantial portion of the costs of the Company and these subsidiaries is incurred in dollars. The Company’s management believes that dollars is the primary currency of the economic environment in which the Company and these subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar, requiring re-measurement from the local currency into dollars for each of these entities. All exchange gains and losses resulting from the re-measurement are reflected in the statement of operations as financial income or expenses, as appropriate.

The functional currency of the Company’s Canadian, Irish, and U.K. subsidiaries are the Canadian dollar, the Euro, and the British Pound, respectively.

Accordingly, the financial statements of the Canadian, Irish, and U.K. subsidiaries have been translated into dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Amounts recorded in the statements of operations have been translated using the average exchange rate prevailing during the year. The resulting translation adjustments are reported as a component of shareholders’ equity under accumulated other comprehensive income.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Inter-company transactions and balances have been eliminated in consolidation and non-controlling interest is included in shareholders’ equity.

Sun, through its wholly owned subsidiary, Taro Development Corporation (“TDC”), owns 3.125% of the shares that have economic rights and has 50% of the voting rights in Taro U.S.A.; with the Company owning the remaining shares and voting rights. In 1993, TDC signed an agreement with the Company to vote all of its shares in Taro U.S.A. in all elections of directors of Taro U.S.A. as the Company shall instruct. In May 2011, TDC renewed its commitment to the Company. TDC may terminate the agreement upon one year written notice and no such notice of termination has been provided. TDC is a minority shareholder in the Company by way of its ownership of Taro U.S.A. shares that have economic rights.

Cash and cash equivalents
d.	Cash and cash equivalents:

Cash equivalents are short-term, highly-liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such deposits are stated at cost which approximates market values and are invested at an average interest rate of 1.19% and 0.96% for March 31, 2013 and 2012, respectively.

Restricted short-term bank deposits:

Restricted short-term bank deposits consist of cash balance requirements related to forward contracts to purchase the Israeli Shekel and the Canadian dollar. See Note 10.

Marketable securities
e.	Marketable securities:

Marketable securities are comprised primarily of bonds issued by government municipalities. These marketable securities covered by FASB ASC Section 320-10-25, “Investments: Debt and Equity Securities – Overall – Recognition,” were designated as available-for-sale. Accordingly, these securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income, a separate component of shareholders’ equity.

Realized gains and losses on sale of investments are included in “financial (income) expenses, net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in “financial (income) expenses, net.”

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in “financial (income) expenses, net” in the Consolidated Statements of Operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, the Company did not own nor sell any marketable securities previously impaired.

Allowance for doubtful accounts
f.	Allowance for doubtful accounts:

The allowance for doubtful accounts is calculated primarily with respect to specific balances, which, in the opinion of the Company’s management, are doubtful of collection. The allowance, in the opinion of the Company’s management, is sufficient to cover probable uncollectible balances. See Note 4.

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory reserves are provided to cover risks arising from slow-moving items, short-dated inventory, excess inventory or obsolescence. Changes in these provisions are charged to cost of sales. Cost is determined as follows:

Raw and packaging materials – average cost basis.

Finished goods and work in progress – average production costs including materials, labor and direct and indirect manufacturing expenses.

Purchased products for commercial purposes – average cost basis.

Deferred income taxes
h.	Deferred income taxes:

Deferred income taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax basis of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred tax assets will not be realized. Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate.

Property, plant and equipment
i.	Property, plant and equipment:

(1)	Property, plant and equipment is stated at cost, net of accumulated depreciation. Payroll and other costs that are direct incremental costs necessary to bring an asset to the condition of its intended use incurred during the construction and validation period of property, plant and equipment are capitalized to the cost of such assets.

(2)	Interest costs are capitalized in accordance with FASB ASC Subtopic 835-20, “Interest – Capitalization of Interest.”

(3)	Depreciation is calculated utilizing the straight-line method over the estimated useful lives of the assets, from the date the assets are ready for their intended use, at the following annual rates:

%
Buildings	2.5 - 10
Machinery and equipment	5 -20 (mainly 10)
Motor vehicles	15 - 20
Furniture, fixtures, office equipment and computer equipment	6 -33 (mainly 20)

Leasehold improvements are depreciated using the straight-line method over the shorter of their useful lives or the terms of the leases (generally 5-10 years).

(4)	The Group accounts for costs of computer software developed or obtained for internal use in accordance with FASB ASC Subtopic 350-40, “Intangibles: Goodwill and Other – Internal-Use Software.” FASB ASC Subtopic 350-40 requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software during the application development stage. As of March 31, 2013 and 2012, the Group capitalized $4,609 and $10 of software costs, respectively. Software costs are amortized using the straight-line method over their estimated useful life of three years.

Lease of land from Israel Land Administration
j.	Lease of land from Israel Land Administration:

The Company leases several parcels of land from the Israel Land Administration (“ILA”), which is accounted for pursuant to FASB ASC Subtopic 840-20, “Leases – Operating Leases.” The lease period of the industrial parcels ends between 2018 and 2058. The Company has the right to extend each of the lease agreements for an additional period of 49 years. The ILA lease agreements are standard agreements covering substantial portions of the land of Israel. The standard agreements call for a Lease Period of 49 years, with an option for one additional Lease Period (i.e., total of 98 years). The ownership of the land is not transferred at the end of the lease period and there is no option to buy the land at the end of such period. The expectation, based on practice and accumulated experience is that the renewal price would be substantially below fair market value. Since such leases do not qualify as a capital lease, they are being accounted for as operating leases. The prepaid lease amount is included in long-term receivables and other assets and amortized over the term of the lease.

Goodwill
k.	Goodwill:

The Company follows the provisions of FASB ASC Subtopic 350-20, “Intangibles: Goodwill and Other – Goodwill.” Goodwill is not amortized, but rather is subject to an annual impairment test (or more frequently if impairment indicators arise).

The Company operates in one operating segment, comprising its only reporting unit. The goodwill impairment tests are conducted in two steps. In the first step, the Company determines the fair value of the reporting unit. If the net book value of the reporting unit exceeds its fair value, the Company would then perform the second step of the impairment test which requires allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to an acquisition cost allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

The Company determined the fair value of a reporting unit using the market approach which is based on the market capitalization by using the share price of the Company in the NYSE stock exchange and an appropriate control premium. As of March 31, 2013 market capitalization of the Company was significantly higher than the net book value of the reporting unit and therefore there was no need to continue to step 2. Taro determined the goodwill was not subject to impairment as of March 31, 2013 and 2012.

Contingencies
l.	Contingencies:

The Company is involved in various patent, product liability, consumer, commercial and environmental claims, government investigations, and other legal proceedings that arise from time to time in the ordinary course of business. Except for income tax contingencies, the Company records accruals for these types of contingencies to the extent that the Company concludes their occurrence is probable and that the related liabilities are estimable. The Company records anticipated recoveries under existing insurance contracts that are probable of occurring and at the gross amount that is expected to be collected.

Tax contingencies
m.	Tax contingencies:

FASB ASC 740, “Income Taxes” contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes. Liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740 amounted of $6,634 and $13,828 as of March 31, 2013 and 2012, respectively.

Intangible assets and deferred charges and long-lived assets
n.	Intangible assets and deferred charges and long-lived assets:

Intangible assets and deferred charges:

Acquired intangible assets and product rights to be held and used are not considered to have an indefinite useful life and are amortized over their useful life of a weighted-average amortization period of 14 years using a straight-line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with FASB ASC Topic 350, “Intangibles-Goodwill and Other.”

Debt issuance costs in respect to long-term loans from institutional investors and bondholders are deferred and amortized under the effective interest method over the term of the loans from institutional investors and bondholders.

Long-lived assets:

The Group’s long-lived assets, excluding goodwill, are reviewed for impairment in accordance with FASB ASC Topic 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying amount of the asset exceeds the aggregate future undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the asset. In the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, the Company recorded $969, $0, $784 and $2,617 impairment loss, respectively, as these losses related to the fixed assets of its Irish facility, they were included in discontinued operations.

Comprehensive income
o.	Comprehensive income:

The Company accounts for comprehensive income in accordance with FASB ASC Topic No. 220, “Comprehensive Income.” This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to gain and loss on hedging derivative instruments, unrealized gains and losses on available for sale securities and foreign currency translation adjustments. In accordance with the changes with the implementation of ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” and ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” the Company presents comprehensive income on the consolidated statements of comprehensive income which follows the consolidated statements of operations.

Treasury shares
p.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

From time to time the Company may reissue treasury shares upon exercise of options. When treasury stock is reissued, the Company accounts for their issuance in accordance with FASB ASC Subtopic 505-30, “Equity – Treasury Stock,” and charges the excess of the purchase cost, including related stock-based compensation expenses, over their issuance price (loss) to retained earnings. The purchase cost is calculated based on the specific identification method.

In cases where the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

Revenue recognition
q.	Revenue recognition:

The Company recognizes revenue from product sales when title and risk of loss have transferred to its customers and when the criteria in FASB ASC Subtopic 605-15, “Revenue Recognition – Products,” have been satisfied. Those criteria generally require that (i) persuasive evidence of an arrangement exists; (ii) product delivery has occurred; (iii) the price to customers is fixed or determinable; (iv) collectability is reasonably assured, and (v) the amount of product returns, chargebacks, rebates and other sales deductions can be reasonably estimated. The Company ships products to its customers only in response to, and to the extent of, the orders that customers submit to the Company. Depending on the terms of our customer arrangements, revenue is recognized when the product is received by the customer (“FOB Destination Point”) or at the time of shipment (“FOB Shipping Point”).

When the Company recognizes and records revenue from the sale of its pharmaceutical products, the Company, in the same financial reporting period, records an estimate of various future deductions related to the sale. This has the effect of reducing the amount of reported product sales. These deductions include the Company’s estimates, which may require significant judgement of chargebacks, product returns, rebates, cash discounts and other sales deductions.

Chargebacks result from pricing arrangements the Company has with end-user customers establishing contract prices which are lower than the wholesalers’ acquisition costs or invoice prices. When these customers buy the Company’s products from their wholesaler of choice, the wholesaler issues a credit memo (chargeback) to the Company for the difference between the invoice price and the end-user contract price. Chargeback reserves are estimated using current wholesaler inventory data beyond the Company’s control, and historical data.

Product returns result from agreements allowing the Company’s customers to return unsold inventory that is expired or close to expiration. Product return reserves are calculated using the average lag period between sales and product expiry, historical product returns experience, and specific return exposures to estimate the potential obligation for returns of inventory in the distribution channel.

Rebates result from contractual agreements with the Company’s customers and are earned based on the Company’s direct sales to customers or the Company’s customers’ sales to third parties. Rebate reserves from the Company’s direct sales to customers and the Company’s customers’ sales to third parties are estimated using historical and contractual data.

The Company generally offers discounts to its customers for payments within a certain period of time. Cash discount reserves are calculated by multiplying the specified discount percentage by the outstanding receivable at the end of each period.

Reserves for returns, Medicaid and indirect rebates are included in current liabilities. All other sales deductions allowances are recorded as accounts receivable reserves. The reserve for returns is included in current liabilities as substantially all of these returns will not be realized until after the year-end accounts receivable balances are settled. Medicaid and indirect rebates are included in current liabilities because the Company does not have direct customer relationships with any of the payees. See Notes 5 and 12.

The Company offers incentives to certain resellers and retailers through various marketing programs where the Company agrees to reimburse them for advertising costs incurred to include the Company’s products. The Company accounts for these in accordance with FASB ASC Subtopic 605-50, “Revenue Recognition – Customer Payments and Incentives,” as reductions of revenue unless the customer receives an identifiable benefit in exchange for the consideration that is sufficiently separable from the customer’s purchase of the products and the fair value of the benefits can be reasonably estimated.

Research and development
r.	Research and development:

Research and development expenses, net of grants received, are charged to expense as incurred. Payments made for research and development services prior to the services being rendered are recorded as prepaid assets on our balance sheet and expensed as provided.

Royalty-bearing grants
s.	Royalty-bearing grants:

Royalty-bearing grants from the government of Israel through the Office of the Chief Scientist for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred. The Company did not earn any grants during the year ended March 31, 2013, the three months ended March 31, 2012, or the years ended December 31, 2011 and 2010.

Advertising expenses
t.	Advertising expenses:

The Group expenses advertising costs as incurred. Product samples are recorded within prepaid expense on the consolidated balance sheet and recorded within advertising expenses when provided to potential customers. Advertising expenses were $7,213, $2,166, $7,270 and $6,827 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

Income taxes
u.	Income taxes:

Income taxes are accounted for in accordance with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined for temporary differences between the financial reporting and tax basis of assets and liabilities, and for carryforward losses and credits. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. As of March 31, 2013 and 2012, the Company’s management determined that it was more likely than not that the Company will not benefit from the deferred tax assets in the Irish and certain other subsidiaries. Therefore, for these locations a full valuation allowance was provided against the deferred tax assets. In future years, if it is more likely than not that the Company will be in a position to utilize its deferred tax asset, the valuation allowance for such assets may be modified.

Sales and other taxes collected and remitted to governmental authorities
v.	Sales and other taxes collected and remitted to governmental authorities:

The Company collects various taxes from customers and remits them to governmental authorities. These taxes are recorded on a net basis and therefore do not impact the statement of operations.

Basic and diluted net income per share attributable to Taro
w.	Basic and diluted net income per share attributable to Taro:

Basic net income per share is calculated based on the weighted-average number of ordinary shares outstanding during each year. Diluted net income per share is calculated based on the weighted-average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year (except where anti-dilutive), in accordance with FASB ASC Topic 260, “Earnings per Share.”

Freight and distribution costs
x.	Freight and distribution costs:

In accordance with FASB ASC Subtopic 605-45, “Revenue Recognition – Principal Agent Considerations,” the Company’s accounting policy is to classify shipping and handling costs as a part of sales and marketing expense. Freight and distribution costs and distribution warehousing costs related to shipping and handling to customers, primarily through the use of common carriers or external distribution services amounted to $9,830, $2,537, $8,169 and $11,689 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

Accounting for stock-based compensation
y.	Accounting for stock-based compensation:

The Company recognizes compensation expense in accordance with FASB ASC Topic 718, “Compensation: Stock Compensation,” for the value of its awards granted subsequent to January 1, 2006, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. Upon the adoption of FASB ASC Topic 718, the expected life of the option is estimated using the “simplified” method as provided in Staff Accounting Bulletin (“SAB”) 107. Under this method, the expected life equals the arithmetic average of the vesting term and the original contractual term of the option. On December 21, 2007, the SEC issued SAB No. 110 (“SAB 110”), codified as Topic 14.D.2 which, effective January 1, 2008, amends and replaces SAB 107. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB 110 effective January 1, 2008 and will continue to apply the simplified method until sufficient historical experience is available to provide a reasonable estimate of the expected term for stock option grants.

Stock Options: The Company did not grant any options for the year ended March 31, 2013, the three months ended March 31, 2012 or the years ended December 31, 2011 and 2010.

The Company applies FASB ASC Subtopic 505-50, “Equity—Equity-Based Payments to Non-Employees” with respect to options issued to non-employees. FASB ASC Subtopic 505-50 requires the use of option valuation models to measure the fair value of the options granted. Compensation expense to non-employees was not material.

Estimated forfeitures are based on estimates for the year ended March 31, 2013, the three months ended March 31, 2012 and the years ended December 31, 2011 and 2010.

Concentrations of credit risk
z.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits and trade receivables. Cash and cash equivalents and bank deposits are principally invested in major banks in Israel, the United States, Canada and the Cayman Islands. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group’s cash and cash equivalents and bank deposits are financially sound and that low credit risk therefore exists with respect to these financial instruments. These deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Group’s trade accounts receivables are mainly derived from sales to customers in the United States, Canada, Europe and Israel. At March 31, 2013, four different customers represented approximately 19.2%, 18.7%, 11.5% and 10.3% of the Company’s trade accounts receivable. The Group has adopted credit policies and standards intended to mitigate inherent risk while accommodating sales growth. The Group performs ongoing credit evaluations of its customers’ financial condition when deemed necessary, but does not require collateral for its customers’ accounts receivable.

Fair value of financial instruments
aa.	Fair value of financial instruments:

The carrying amounts of cash and cash equivalents, bank deposits, trade and other receivables and trade and other payables approximate their fair value, due to the short-term maturities of these instruments.

The carrying amount of long-term bank deposits approximates their fair value because such deposits bear market interest rates.

The carrying amounts of the Group’s borrowing arrangements under its debt agreements approximate their fair value since the loans bear interest at rates that approximate the Group’s incremental borrowing rates for similar types of borrowing arrangements.

The fair value of currency and interest rate contracts is determined by discounting to the present all future cash flows of the currencies to be exchanged at interest rates prevailing in the market for the period the currency exchanges are due and expressing the results in U.S. dollars at the current spot foreign currency exchange rate.

Accounting for derivatives
bb.	Accounting for derivatives:

FASB ASC Topic 815, “Derivatives and Hedging,” requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. The accounting for changes (i.e., gains or losses) in the fair value of a derivative instrument depends on whether the instrument has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship. For derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. For derivatives which qualify as a fair value hedge, changes in fair value are reported with the carrying amount of the hedged asset or liability with cash flows reported on the consolidated statement of cash flows consistent with the classification of cash flows from the underlying items being hedged. For derivatives that qualify as a cash flow hedge, the effective portion of these derivatives’ fair value is initially reported as a component of other comprehensive income with cash flows reported on the consolidated statement of cash flows consistent with the classification of cash flows from the underlying items being hedged. The designation is based upon the nature of the exposure being hedged. At March 31, 2013 and 2012, no derivative instruments were designated as hedging instruments.

For derivative instruments not designated as hedging instruments, the gain or loss is recognized in financial income/expense, net in the consolidated statement of operations during the period of change with the cash flows reported on the consolidated statements of cash flows consistent with the classification of cash flows from the underlying items being hedged. See Note 10.

Fair value measurements
cc.	Fair value measurements:

The Company adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures” which provides a fair value hierarchy that distinguishes between assumptions based on market data obtained from independent sources (observable inputs) and those based on an entity’s own assumptions (unobservable inputs). FASB ASC Topic 820 also requires additional disclosure about fair value measurements.

Discontinued operations
dd.	Discontinued operations:

Under FASB ASC 205, “Presentation of Financial Statements – Discontinued Operations,” when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on the disposed component, should be classified as discontinued operations and the assets and liabilities of such component should be classified as assets and liabilities attributed to discontinued operations; that is, provided the operations, assets and liabilities of the component have been eliminated from the Company’s consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

Impact of recently issued accounting standards
ee.	Impact of recently issued accounting standards:

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11, “Balance Sheet (Topic 210): Testing Disclosures about Offsetting Assets and Liabilities.” This standard requires additional disclosure about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The amendments in this update are effective for interim and annual reporting periods beginning on or after January 1, 2013. Although this standard will not have a financial impact on Taro’s financial statements, it will require additional disclosure should Taro enter into offsetting financial and derivative instruments.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” This standard amends ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment,” and permits, but does not require, an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, “Intangibles—Goodwill and Other—General Intangibles Other than Goodwill.” The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of ASU 2012-02 is not expected to have a material impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU No. 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This standard clarifies the intended scope of the disclosures required by Section 210-20-50 relating to financial and derivative instruments that are offset or are subject to an enforceable master netting arrangement or similar agreement. The amendments in this update will be effective for fiscal periods beginning on or after January 1, 2013. The adoption of ASU 2013-01 is not expected to have a material impact on the Company’s financial position or results of operations as the Company does not currently have this type of financial or derivative instrument.

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This standard improves the reporting of reclassifications out of accumulated other comprehensive income (“AOCI”) by showing the effect of significant reclassifications by the respective line items in net income and cross-referencing other disclosures for those other amounts not reclassed in their entirety from AOCI. The amendments in this update will be effective for reporting periods beginning after December 15, 2012 on a prospective basis with early adoption available. Although the adoption of ASU 2013-02 will not have a material financial impact on Taro’s financial statements, it will change how Taro presents reclassifications out of AOCI.

In February 2013, the FASB issued ASU No. 2013-04, “Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force).” This standard provides guidance for the recognition, measurement, and disclosure for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. The amendments in this update will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of ASU 2013-04 is not expected to have a material impact on the Company’s financial position or results of operations.

In March 2013, the FASB issued ASU No. 2013-05, “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (a consensus of the FASB Emerging Issues Task Force).” The amendments in this standard clarify when to release the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity. The amendments in this update will be effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The adoption of ASU 2013-05 is not expected to have a material impact on the Company’s financial position or results of operations.

Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Annual Depreciation Rates of Property, Plant and Equipment

%
Buildings	2.5 - 10
Machinery and equipment	5 - 20 (mainly 10)
Motor vehicles	15 - 20
Furniture, fixtures, office equipment and computer equipment	6 - 33 (mainly 20)

Short-Term Investments (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Marketable Securities
a.	The following is a summary of marketable securities which are classified as available-for-sale:

	March 31,
	2013			2012
	Amortized cost	Unrealized gain	Market value	Amortized cost	Unrealized gain	Market value
Available-for-sale: Government debentures	$3,134	$49	$3,183	$7,810	$25	$7,835

Estimated Fair Value of Available-for-sale Investments by Contractual Maturity
b.	The estimated fair value of available-for-sale investments as of March 31, 2013 and 2012 by contractual maturity, are as follows:

	March 31,
	2013		2012
	Cost	Market Value	Cost	Market Value
Available-for-sale government debentures:
Matures in one year	$—	$—	$4,913	$4,913
Matures in more than five years	3,076	3,183	2,848	2,922

	$3,076	$3,183	$7,761	$7,835

Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2013
Components of Trade Accounts Receivable, Net

The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2013	2012
Trade accounts receivable, gross	$237,013	$201,354
Reserves for sales deductions:
Chargebacks	(22,792)	(20,789)
Customer rebates	(32,005)	(31,774)
Other sales deductions	(62,288)	(37,547)
Allowance for doubtful accounts	(118)	(114)

Trade accounts receivable, net	$119,810	$111,130

Components of Other Receivables and Prepaid Expenses
b.	Other receivables and prepaid expenses:

	March 31,
	2013	2012
Prepaid expenses	$8,003	$8,526
Deferred income taxes	104,509	85,020
Government authorities	1,515	1,017
Advances to suppliers	861	121
Derivative instruments	3,643	3,134
Other	1,237	683

	$119,768	$98,501

Sales Incentives (Tables)	12 Months Ended
Mar. 31, 2013
Sales Deductions and Product Returns

The following tables summarize the activities for sales deductions and product returns for the year ended March 31, 2013, the three months ended March 31, 2012 and the years ended December 31, 2011 and 2010:

	For the year ended March 31, 2013
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(20,789)	$(263,330)	$261,327	$(22,792)
Rebates and Other	(69,435)	(192,115)	167,139	(94,411)

Total	$(90,224)	$(455,445)	$428,466	$(117,203)

Current Liabilities
Returns	$(33,426)	$(37,977)	$21,702	$(49,701)
Other (1)	(33,837)	(43,184)	49,324	(27,697)

Total	$(67,263)	$(81,161)	$71,026	$(77,398)

	For the three months ended March 31, 2012
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(20,145)	$(51,711)	$51,067	$(20,789)
Rebates and Other	(65,940)	(50,349)	46,854	(69,435)

Total	$(86,085)	$(102,060)	$97,921	$(90,224)

Current Liabilities
Returns	$(30,722)	$(6,292)	$3,588	$(33,426)
Other (1)	(32,606)	(11,215)	9,984	(33,837)

Total	$(63,328)	$(17,507)	$13,572	$(67,263)

	For the year ended December 31, 2011
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(26,559)	$(224,112)	$230,526	$(20,145)
Rebates and Other	(41,567)	(150,799)	126,426	(65,940)

Total	$(68,126)	$(374,911)	$356,952	$(86,085)

Current Liabilities
Returns	$(21,962)	$(23,242)	$14,482	$(30,722)
Other (1)	(13,099)	(51,462)	31,955	(32,606)

Total	$(35,061)	$(74,704)	$46,437	$(63,328)

	For the year ended December 31, 2010
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(19,360)	$(170,887)	$163,688	$(26,559)
Rebates and Other	(36,119)	(85,861)	80,413	(41,567)

Total	$(55,479)	$(256,748)	$244,101	$(68,126)

Current Liabilities
Returns	$(22,514)	$(13,146)	$13,698	$(21,962)
Other (1)	(15,264)	(25,979)	28,144	(13,099)

Total	$(37,778)	$(39,125)	$41,842	$(35,061)

(1)	Includes indirect rebates.

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Inventories

	March 31,
	2013	2012
Raw and packaging materials	$33,293	$34,678
Finished goods	48,549	51,430
Work in progress	21,079	17,595
Purchased products for commercial purposes and other	6,705	5,935

	$109,626	$109,638

Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Composition of Assets Grouped by Major Classifications
a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2013	2012
Cost:
Land	$8,905	$9,607
Buildings	144,038	142,411
Leasehold improvements	1,757	3,270
Machinery and equipment	157,086	151,734
Computer equipment	33,621	33,253
Motor vehicles	220	236
Furniture, fixtures and office equipment	9,148	9,065
Advances for property and equipment	1,333	260

	356,108	349,836

Accumulated depreciation and impairment charges:
Buildings	$47,987	$43,280
Leasehold improvements	1,750	3,214
Machinery and equipment	121,044	113,315
Computer equipment	32,485	31,843
Motor vehicles	152	231
Furniture, fixtures and office equipment	7,425	7,203

	210,843	199,086

Depreciated cost	$145,265	$150,750

Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Intangible Assets and Deferred Costs
a.	Composition:

	March 31,
	2013	2012
Cost:
Product and distribution rights	$73,961	$73,438
Deferred charges in respect of loans and bonds from institutional investors	193	194
Other deferred costs	1,541	1,541

	75,695	75,173

Accumulated amortization and impairment charges:
Product and distribution rights	58,366	55,168
Deferred charges in respect of loans and bonds from institutional investors	187	179
Other deferred costs	1,535	1,518

	60,088	56,865

Amortized cost	$15,607	$18,308

Long-Term Receivables and Other Assets (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Long-Term Receivables and Other Assets

	March 31,
	2013	2012
Prepayment of land leased from Israel Land Administration (1)	$13,682	$13,903
Long-term deposits	5,000	—
Derivative instruments (2)	1,767	2,866
Severance pay fund (3)	2,594	2,939
Long-term security deposit	133	218
Other	51	46

	$23,227	$19,972

(1)	The land is leased for a period of 49 years and is subject to renewal. This amount was prepaid. See Note 2.j.
(2)	See Note 10.
(3)	Under Israeli law, the Company and its Israeli subsidiaries are required to make severance or pension payments to dismissed employees and to employees terminating employment under certain other circumstances. Deposits are made with a pension fund or other insurance plans to secure pension and severance rights for the employees in Israel. These amounts represent the balance of the deposits in those funds (including profits) that will be used to cover the Company’s severance obligations. See Note 12.b.

Retirement and Severance Expenses

The subsidiaries’ matching contribution to the plan was approximately $987, $233, $861 and $839 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Pension, retirement savings and severance expenses	$6,009	$1,690	$6,765	$7,614

Derivative Instruments and Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against United States Dollar and Rate of Exchange of United States Dollar

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the NIS and the Canadian dollar against the United States dollar and the exchange rates between the United States dollar and each of the NIS and the Canadian dollar at the end of the year indicated:

			Rate of Devaluation (Appreciation)		Rate of Exchange of
	Rate of Inflation		Against U.S. Dollar		U.S. Dollar
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
3/31/2012	0.38%	1.25%	(2.77%)	(1.76%)	3.72	1.00
3/31/2013	1.27%	0.99%	(1.80%)	1.65%	3.65	1.02

(1)	Per Bank of Israel
(2)	Per Bank of Canada

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and 2012 were as follows:

	March 31, 2013
	Quoted Market Prices of Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities	$3,183	$—	$—
Forward contracts	—	1,979	—
Cross-currency swaps	—	3,431	—

	$3,183	$5,410	$—

Liabilties
Interest rate swap	$—	$1,206	$—
Forward contracts	—	1,318	—

	$—	$2,524	$—

	March 31, 2012
	Quoted Market Prices	Significant Other	Significant Unobservable
	of Identical Assets (Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Assets
Marketable securities	$7,835	$—	$—
Forward contracts	—	1,837	—
Cross-currency swaps	—	4,163	—

	$7,835	$6,000	$—

Liabilties
Interest rate swap	$—	$1,333	$—
Forward contracts	—	237	—

	$—	$1,570	$—

Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Other Current Liabilities
a.	Other current liabilities:

	March 31,
	2013	2012
Returns reserve	$49,701	$33,426
Due to customers	497	459
Employees and payroll accruals	16,667	15,524
Deferred revenue	351	—
Medicaid and indirect rebates	27,200	33,378
Accrued income taxes	20,055	68,507
Legal and audit fees	1,206	658
Settlements and loss contingencies	30,000	—
Accrued expenses	7,682	7,091
Interest payable	458	639
Deferred taxes	326	302
Derivative instruments	1,318	237
Other royalties	3,488	2,774
Other	2,865	1,970

	$161,814	$164,965

Schedule of Other Long-Term Liabilities
b.	Other long-term liabilities:

	March 31,
	2013	2012
Accrued severance pay	$2,730	$3,020
Interest rate swap	1,206	1,333
Accrued taxes	60	60

	$3,996	$4,413

Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Debt Composition
a.	Composed as follows:

	March 31,
	2013	2012
Loans from institutional investors and bonds (1)	$21,047	$30,597
Mortgage for U.S. headquarters facility (2)	7,552	8,309

	28,599	38,906

Less: current maturities	11,330	10,957

	$17,269	$27,949

(1)	In 2003, the Company entered into two series of loan agreements, subsequently amended, with multiple lenders in Israel. At March 31, 2013, the outstanding loans are comprised of $842 (issued in U.S. dollars) at an interest rate of 6.1% with the remaining loans of $20,205 (issued in NIS) at a rate of Israeli CPI plus 5.8%. The debentures mature in November 2014. The debentures provide certain undertakings, including (i) not to encumber any of its assets, unless to secure indebtedness, as defined in such agreements, which in the aggregate does not exceed $20,000, or unless to encumber newly acquired assets to secure financing provided to acquire such assets, and (ii) not to incur any additional indebtedness as long as the ratio of EBITDA to total net interest expense and current principal payable on long-term indebtedness is less than 2:1. The test is based on the Company’s audited financial statements, and is performed on April 1 of each year with respect to the prior calendar year.
(2)	In 2005, Taro U.S.A. and two of its subsidiaries entered into obligations, secured by mortgages on the Company’s U.S. headquarters facility located in New York and distribution facility located in New Jersey (subsequently retired in February 2012). The Company guaranteed these obligations. The mortgage on the New York facility was $7,552 and $8,309 as of March 31, 2013 and 2012, respectively, was for an original term of 15 years, bears interest at the rate of LIBOR plus 1.25%, and has a graduating debt service coverage ratio covenant of 1.90. At March 31, 2013 and 2012, the debt service coverage ratio was 2.20 and 2.15, respectively. The interest rate of this mortgage is effectively fixed at 6.16%, as the Company has an interest rate swap in place which is concurrent with the 15-year term of the mortgage. As of March 31, 2013, the Company is in compliance with all of its covenants.

Schedule of Total Amount of Liabilities Classified by Currency, Linkage Terms and Interest Rates
b.	Classified by currency, linkage terms and interest rates, the total amount of the liabilities (including current maturities and the reclassified short-term portion) is as follows:

	Weighted-Average Interest Rate		Amount
	March 31,		March 31,
	2013	2012	2013	2012
In, or linked to, U.S. dollars (1)	1.96%	2.15%	$8,394	$9,574
In Israeli currency – linked to CPI	5.80%	5.80%	20,205	29,332

			$28,599	$38,906

(1)	Includes loans in the amount of $7,552 and $8,309 as of March 31, 2013 and 2012, respectively, which are subject to variable interest rates linked to LIBOR. The remaining outstanding debt is subject to fixed interest rates.

Schedule of Debt Maturity
c.	The debt matures as follows:

March 31, 2013
3/31/2014	$11,330
3/31/2015	11,381
3/30/2016	912
3/31/2017	969
3/31/2018	1,031
Thereafter	2,976

$28,599

Liabilities Collateralized by Pledges (Tables)	12 Months Ended
Mar. 31, 2013
Balance of Liabilities Collateralized by Pledges

Balance of liabilities collateralized by pledges is as follows:

	March 31,
	2013	2012
Long-term debt (including current maturities) (1)	$7,552	$8,309

(1)	Includes mortgages secured by facilities in the U.S.A.

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements
The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31,
2013
3/31/2014	$2,071
3/31/2015	1,560
3/30/2016	708

$4,339

Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Stock Option Activity
A summary of the Company’s stock option activity (except options to non-employees) and related information for the year ended March 31, 2013 is as follows:

	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual terms	Aggregate intrinsic value
				(in years)
Outstanding at March 31, 2012	329,055	$2.38—$68.51	$25.99
Exercised	(291,555)	$2.38—$54.53	$22.58
Forfeited	(12,000)	$39.03—$68.51	$52.66
Granted	—	$—	$—

Outstanding at March 31, 2013	25,500	$24.68—$68.51	$52.32	0.89	$220

Exercisable at March 31, 2013	25,500		$52.32	0.89	$220

Vested at March 31, 2013	25,500		$52.32	0.89	$220

Summary of Stock Options Outstanding and Exercisable

The stock options outstanding and exercisable as of March 31, 2013 have been classified into ranges of exercise prices as follows:

Options outstanding				Options exercisable
Range of exercise price	Outstanding as of March 31, 2013	Weighted- average remaining contractual life	Weighted- average exercise price	Exercisable as of March 31, 2013	Weighted- average exercise price
		(in years)
$24.68 – $30.00	2,750	1.58	$25.19	2,750	$25.19
$30.01 – $40.00	2,000	1.83	$30.02	2,000	$30.02
$40.01 – $68.51	20,750	0.71	$58.06	20,750	$58.06

	25,500	0.89	$52.32	25,500	$52.32

Summary of Net Income Per Share
Net income per share:

	Year ended March 31, 2013			Three months ended March 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount
Basic EPS:	$266,206	44,677,603	$5.96	$47,252	44,476,429	$1.06	$182,680	44,405,539	$4.11	$64,078	40,271,669	$1.59
Effect of dilutive securities:
Stock options	—	37,508	—	—	112,578	—	—	85,943	—	—	68,169	—
Sun Stock Warrants	—		—	—		—	—		—	—	1,510,486	—

Diluted EPS:	$266,206	44,715,111	$5.95	$47,252	44,589,007	$1.06	$182,680	44,491,482	$4.11	$64,078	41,850,324	$1.53

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income from Continuing and Discontinued Operations Before Income Taxes
Income from continuing and discontinued operations before income taxes comprises of the following:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010

Domestic (Israel)	$65,934	$26,241	$78,499	$37,371
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	268,735	38,953	129,330	37,657

Income from continuing and discontinued operations before taxes	$334,669	$65,194	$207,829	$75,028

Components of Taxes on Income
Taxes on income are comprised of the following:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Current taxes	$93,165	$9,352	$48,502	$7,021
Prior years’ (benefits) taxes	(6,544)	4,364	(2,577)	(3,264)
Deferred income (benefits) taxes	(18,822)	4,075	(21,374)	6,720

	$67,799	$17,791	$24,551	$10,477

Domestic	$1,139	$1,730	$3,993	$1,400
Foreign	66,660	16,061	20,558	9,077

	$67,799	$17,791	$24,551	$10,477

Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate
Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Statutory tax rate (In Israel)	25%	24%	24%	25%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(4%)	(4%)	(5%)	(12%)
Different tax rates applicable to non-Israeli subsidiaries	1%	1%	(3%)	(1%)
Uncertain tax positions, net	(3%)	(1%)	(3%)	2%
Taxes (benefits) from prior years	1%	7%	(1%)	0%

Effective consolidated tax rate	20%	27%	12%	14%

Components of Current Taxes
Current taxes are calculated at the following rates:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
On Israeli operations (not including “Approved Enterprise”)	25.0%	24.0%	24.0%	25.0%
On U.S. operations *	35.0%	35.0%	35.0%	35.0%
On Canadian operations *	25.0%	25.0%	26.5%	31.0%
On U.K. operations *	24.0%	26.5%	26.5%	26.0%
On Ireland operations *	12.5%	12.5%	12.5%	12.5%

*	The U.S., Canadian, U.K., and Irish subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence. The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforward	$11,574	$11,844
Deferred revenue	16,146	18,459
Property, plant, and equipment	1,507	1,843
Accrued expenses	78,192	54,087
Bad debt allowance	36	37
Amortization and impairment	6,301	7,222
Other, net	9,323	11,665

Total deferred tax assets	123,079	105,157
Valuation allowance for deferred tax assets	(13,082)	(13,688)

Net deferred tax assets	109,997	91,469

Deferred tax liabilities:
Property, plant, and equipment	(1,879)	(2,205)
Other, net	(326)	(302)

Total deferred tax liabilities	(2,205)	(2,507)

Net deferred tax assets	$107,792	$88,962

Domestic	$5,162	$5,655
Foreign	102,630	83,307

	$107,792	$88,962

Schedule of Deferred Income Taxes Reported in Balance Sheet

The deferred income taxes are presented in the balance sheet as follows:

	March 31,
	2013	2012
Among current assets (“other receivables and prepaid expenses”)	$104,509	$85,020
Long-term deferred income tax assets	5,488	6,449
Among short-term liabilities	(326)	(302)
Among long-term liabilities	(1,879)	(2,205)

	$107,792	$88,962

Schedule of Uncertain Tax Positions
Uncertain tax positions:

	March 31,
	2013	2012
Unrecognized tax exposure at beginning of year	$13,828	$14,425
Increases as a result of positions taken in prior period	1,912	92
Decreases as a result of positions taken in prior period	(115)	—
Increases as a result of positions taken in current period	1,495	36
Decreases as a result of positions taken in current period	—	(725)
Decreases due to settlements with tax authorities	(10,216)	—
Decreases due to expiration of statute of limitations	(270)	—

Unrecognized tax exposure at end of year	$6,634	$13,828

Selected Statements of Income Data (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Selected Statements of Income Data

	Year ended March 31,	Three Months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Sales by location of customers :
Israel	$19,929	$5,472	$21,528	$19,589
Canada	52,452	13,167	43,720	44,169
U.S.A.	587,851	122,472	424,950	305,858
Other	10,722	4,030	15,470	22,919

	$670,954	$145,141	$505,668	$392,535

Selling, marketing, general and administrative expenses:
Selling and marketing	$43,938	$12,192	$42,247	$41,673
Advertising	7,213	2,166	7,270	6,827
General and administrative *	35,287	8,743	44,401	59,402
Settlements and loss contingencies	33,300	—	—	—

	$119,738	$23,101	$93,918	$107,902

* Including provision for doubtful accounts	$4	$(50)	$90	$(473)

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$2,512	$368	$4,671	$5,252
Income in respect of deposits	(4,026)	(510)	(1,520)	(985)
Expenses in respect of short-term credit	—	35	72	2,291
Foreign currency transaction losses	(2,417)	1,107	(6,920)	5,282

	$(3,931)	$1,000	$(3,697)	$11,840

Segment Information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Geographic Area Information
a.	Geographic Area Information:

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2013 and as of March 31, 2013:
Sales to unaffiliated customers **	$19,929	$52,452	$587,851	$10,722	$670,954
Long-lived assets ***	$87,912	$38,614	$40,383	$1,240	$168,149
Three months ended March 31, 2012 and as of March 31, 2012:
Sales to unaffiliated customers **	$5,472	$13,167	$122,472	$4,030	$145,141
Long-lived assets ***	$91,245	$40,148	$42,607	$2,342	$176,342
Year ended December 31, 2011 and as of December 31, 2011 :
Sales to unaffiliated customers **	$21,528	$43,720	$424,950	$15,470	$505,668
Long-lived assets ***	$92,547	$41,010	$43,133	$2,291	$178,981
Year ended December 31, 2010 and as of December 31, 2010:
Sales to unaffiliated customers **	$19,589	$44,169	$305,858	$22,919	$392,535
Long-lived assets ***	$99,353	$45,718	$45,334	$3,247	$193,652

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

Schedule of Sales by Therapeutic Category
c.	Sales by therapeutic category, as a percentage of total sales for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
Category	2013	2012	2011	2010
	%
Dermatological and topical	77	70	67	60
Neuropsychiatric	9	10	13	14
Cardiovascular	6	9	9	14
Anti-inflammatory	4	4	5	5
Other	4	7	6	7

Total	100	100	100	100

Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Discontinued Operations
b.	The following is the detail of discontinued operations:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Sales, net	$—	$(9)	$(54)	$(931)
Cost of sales	1,170	72	1,070	5,895

Gross loss	1,170	63	1,016	4,964
Operating expenses:
Research and development, net	10	—	88	267
Selling, marketing, general and administrative	216	34	295	921

Operating loss	1,396	97	1,399	6,152
Financial expenses (income), net	213	(103)	(144)	(3,139)
Other income, net	(415)	(60)	(38)	(44)

Loss (income) before income taxes	1,194	(66)	1,217	2,969
Tax expense	—	—	—	—

Net loss (income) from discontinued operations	$1,194	$(66)	$1,217	$2,969

General - Additional Information (Detail) (Sun Pharmaceutical Industries Ltd. [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Aug. 31, 2012	Oct. 18, 2011
Sun Pharmaceutical Industries Ltd. [Member]
General [Line Items]
Number of shares owned by majority share holder	29,497,933
Percentage of shares owned by majority share holder	65.90%
Vote attributable to share equity	77.30%
Proposed acquisition of issued and outstanding shares			$ 24.5
Merger price per share		$ 39.5

Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Percentage of shares having economic rights owned by Sun		3.13%
Percentage of shares having voting rights owned by Sun		50.00%
Bank deposits average interest rate	0.96%	1.19%	0.96%
Goodwill impairment loss		$ 0	$ 0
Unrecognized tax benefit	13,828	6,634	13,828
Acquired intangible assets weighted-average useful life		14 years
Long-lived assets impairment loss	0	969		784	2,617
Advertising expenses	2,166	7,213		7,270	6,827
Shipping and handling costs	2,537	9,830		8,169	11,689
Trade accounts receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers		4
Trade accounts receivable [Member] | Customer concentration risk [Member] | Customer one [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		19.20%
Trade accounts receivable [Member] | Customer concentration risk [Member] | Customer two [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		18.70%
Trade accounts receivable [Member] | Customer concentration risk [Member] | Customer three [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		11.50%
Trade accounts receivable [Member] | Customer concentration risk [Member] | Customer four [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		10.30%
Software and Software development costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		3 years
Capitalized software cost		$ 4,609	$ 10
Minimum [Member]
Significant Accounting Policies [Line Items]
Lease period		2018
Lease agreements for an additional period		49 years
Tax benefit percentage		50.00%
Minimum [Member] | Leasehold improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease period		2058
Lease agreements for an additional period		98 years
Maximum [Member] | Leasehold improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		10 years

Significant Accounting Policies - Schedule of Annual Depreciation Rates of Property, Plant and Equipment (Detail)	Mar. 31, 2013
Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	10.00%
Furniture, fixtures, office equipment and computer equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	20.00%
Minimum [Member] | Buildings [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	2.50%
Minimum [Member] | Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	5.00%
Minimum [Member] | Motor vehicles [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	15.00%
Minimum [Member] | Furniture, fixtures, office equipment and computer equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	6.00%
Maximum [Member] | Buildings [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	10.00%
Maximum [Member] | Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	20.00%
Maximum [Member] | Motor vehicles [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	20.00%
Maximum [Member] | Furniture, fixtures, office equipment and computer equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	33.00%

Short-Term Investments - Summary of Marketable Securities (Detail) (Government debentures [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Government debentures [Member]
Marketable Securities [Line Items]
Amortized cost	$ 3,134	$ 7,810
Unrealized gain	49	25
Market value	$ 3,183	$ 7,835

Short-Term Investments - Estimated Fair Value of Available-for-sale Investments by Contractual Maturity (Detail) (Government debentures [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Available-for-sale government debentures, Cost	$ 3,076	$ 7,761
Available-for-sale government debentures, Market Value	3,183	7,835
Matures in one year [Member]
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Available-for-sale government debentures, Cost		4,913
Available-for-sale government debentures, Market Value		4,913
Matures in more than five years [Member]
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Available-for-sale government debentures, Cost	3,076	2,848
Available-for-sale government debentures, Market Value	$ 3,183	$ 2,922

Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Trade accounts receivable, gross	$ 237,013	$ 201,354
Reserves for sales deductions:
Chargebacks	(22,792)	(20,789)
Customer rebates	(32,005)	(31,774)
Other sales deductions	(62,288)	(37,547)
Allowance for doubtful accounts	(118)	(114)
Trade accounts receivable, net	$ 119,810	$ 111,130

Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Prepaid expenses	$ 8,003	$ 8,526
Deferred income taxes	104,509	85,020
Government authorities	1,515	1,017
Advances to suppliers	861	121
Derivative instruments	3,643	3,134
Other	1,237	683
Other receivables and prepaid expenses	$ 119,768	$ 98,501

Sales Incentives - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Schedule of Sales Deduction and Product Returns [Line Items]
Cash discount	2.00%
Minimum [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Period of return of inventory, maximum	3 months
Shelf life of products	18 months
Maximum [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Period of return of inventory, maximum	6 months
Shelf life of products	36 months

Sales Incentives - Sales Deductions and Product Returns (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable Reserves [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	$ (86,085)	$ (90,224)	$ (68,126)	$ (55,479)
Provision recorded for current period sales	(102,060)	(455,445)	(374,911)	(256,748)
Credits processed/Payments	97,921	428,466	356,952	244,101
Ending balance	(90,224)	(117,203)	(86,085)	(68,126)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	(20,145)	(20,789)	(26,559)	(19,360)
Provision recorded for current period sales	(51,711)	(263,330)	(224,112)	(170,887)
Credits processed/Payments	51,067	261,327	230,526	163,688
Ending balance	(20,789)	(22,792)	(20,145)	(26,559)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	(65,940)	(69,435)	(41,567)	(36,119)
Provision recorded for current period sales	(50,349)	(192,115)	(150,799)	(85,861)
Credits processed/Payments	46,854	167,139	126,426	80,413
Ending balance	(69,435)	(94,411)	(65,940)	(41,567)
Current Liabilities [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	(63,328)	(67,263)	(35,061)	(37,778)
Provision recorded for current period sales	(17,507)	(81,161)	(74,704)	(39,125)
Credits processed/Payments	13,572	71,026	46,437	41,842
Ending balance	(67,263)	(77,398)	(63,328)	(35,061)
Current Liabilities [Member] | Returns [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	(30,722)	(33,426)	(21,962)	(22,514)
Provision recorded for current period sales	(6,292)	(37,977)	(23,242)	(13,146)
Credits processed/Payments	3,588	21,702	14,482	13,698
Ending balance	(33,426)	(49,701)	(30,722)	(21,962)
Current Liabilities [Member] | Other [Member]
Schedule of Sales Deduction and Product Returns [Line Items]
Beginning balance	(32,606)	(33,837)	(13,099)	(15,264)
Provision recorded for current period sales	(11,215)	(43,184)	(51,462)	(25,979)
Credits processed/Payments	9,984	49,324	31,955	28,144
Ending balance	$ (33,837)	$ (27,697)	$ (32,606)	$ (13,099)

Inventories - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Public Utilities, Inventory [Line Items]
Raw and packaging materials	$ 33,293	$ 34,678
Finished goods	48,549	51,430
Work in progress	21,079	17,595
Purchased products for commercial purposes and other	6,705	5,935
Inventories	$ 109,626	$ 109,638

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Components Of Inventory [Line Items]
Reserves recorded against inventories	$ 15,274	$ 17,406

Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Cost:
Cost of property, plant and equipment	$ 356,108	$ 349,836
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	210,843	199,086
Depreciated cost	145,265	150,750
Land [Member]
Cost:
Cost of property, plant and equipment	8,905	9,607
Buildings [Member]
Cost:
Cost of property, plant and equipment	144,038	142,411
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	47,987	43,280
Leasehold improvements [Member]
Cost:
Cost of property, plant and equipment	1,757	3,270
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	1,750	3,214
Machinery and equipment [Member]
Cost:
Cost of property, plant and equipment	157,086	151,734
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	121,044	113,315
Computer equipment [Member]
Cost:
Cost of property, plant and equipment	33,621	33,253
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	32,485	31,843
Motor vehicles [Member]
Cost:
Cost of property, plant and equipment	220	236
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	152	231
Furniture, fixtures and office equipment [Member]
Cost:
Cost of property, plant and equipment	9,148	9,065
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	7,425	7,203
Advances for property and equipment [Member]
Cost:
Cost of property, plant and equipment	$ 1,333	$ 260

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation expenses	$ 3,731	$ 14,329		$ 15,154	$ 15,745
Capitalized interest, incremental and other internal costs		16,832	16,832
Software and Software development costs [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Capitalized development costs of computer software	$ 4,699	$ 4,609	$ 4,699

Intangible Assets and Deferred Costs - Schedule of Intangible Assets and Deferred Costs (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Cost:
Product and distribution rights, Cost	$ 73,961	$ 73,438
Deferred charges in respect of loans and bonds from institutional investors, Cost	193	194
Other deferred costs, Cost	1,541	1,541
Intangible assets and deferred costs, Cost	75,695	75,173
Accumulated amortization and impairment charges:
Product and distribution rights, accumulated amortization	58,366	55,168
Deferred charges in respect of loans and bonds from institutional investors, accumulated amortization	187	179
Other deferred costs, accumulated amortization	1,535	1,518
Intangible assets and deferred costs, accumulated amortization	60,088	56,865
Amortized cost	$ 15,607	$ 18,308

Intangible Assets and Deferred Costs - Additional Information (Detail) (Product and distribution rights [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Product and distribution rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 867	$ 3,436	$ 3,576	$ 3,083
Estimated amortization expense, 2014		3,382
Estimated amortization expense, 2015		3,134
Estimated amortization expense, 2016		3,007
Estimated amortization expense, 2017		3,004
Estimated amortization expense, 2018		$ 2,330
Weighted-average amortization period		6 years

Long-Term Receivables and Other Assets - Schedule of Long-Term Receivables and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Other Assets [Line Items]
Prepayment of land leased from Israel Land Administration	$ 13,682	$ 13,903
Long-term deposits	5,000
Derivative instruments	1,767	2,866
Severance pay fund	2,594	2,939
Long-term security deposit	133	218
Other	51	46
Total long-term receivables and other assets	$ 23,227	$ 19,972

Long-Term Receivables and Other Assets - Schedule of Long-Term Receivables and Other Assets (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2013
Schedule Of Other Assets [Line Items]
Land renewal period	49 years

Long-Term Receivables and Other Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Other Assets [Line Items]
Contribution to defined retirement savings plan	$ 233	$ 987	$ 861	$ 839

Long-Term Receivables and Other Assets - Retirement and Severance Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Other Assets [Line Items]
Pension, retirement savings and severance expenses	$ 1,690	$ 6,009	$ 6,765	$ 7,614

Derivative Instruments and Financial Risk Management - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	12 Months Ended			16 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 28, 2008 ILS	Nov. 30, 2003 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2000	Nov. 30, 2008 USD ($)	Sep. 30, 2005	Oct. 31, 2011 Forward contracts [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2012 Forward contracts [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2013 Forward contracts [Member] Israeli Shekel [Member] USD ($)	Dec. 31, 2011 Forward contracts [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2012 Forward contracts [Member] Canadian dollars [Member] USD ($)	Mar. 31, 2013 Forward contracts [Member] Canadian dollars [Member] USD ($)	Dec. 31, 2011 Forward contracts [Member] Canadian dollars [Member] USD ($)	Oct. 31, 2011 Forward contracts [Member] First five month purchase period [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2013 Forward contracts [Member] First five month purchase period [Member] Canadian dollars [Member] USD ($)	Mar. 31, 2013 Forward contracts [Member] Remaining six month purchase period [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2013 Forward contracts [Member] Remaining six month purchase period [Member] Canadian dollars [Member] USD ($)	Nov. 30, 2003 CPI-adjusted currency swap [Member] USD ($)	Nov. 30, 2003 Interest Rate Swap One [Member]	Nov. 28, 2008 USD/NIS, CPI-adjusted currency swap [Member]	Mar. 31, 2012 USD/NIS, CPI-adjusted currency swap [Member] USD ($)	Mar. 31, 2013 USD/NIS, CPI-adjusted currency swap [Member] USD ($)	Dec. 31, 2011 USD/NIS, CPI-adjusted currency swap [Member] USD ($)	Dec. 31, 2010 USD/NIS, CPI-adjusted currency swap [Member] USD ($)	Mar. 31, 2013 Other receivables and prepaid expenses [Member] USD ($)	Mar. 31, 2012 Other receivables and prepaid expenses [Member] USD ($)	Mar. 31, 2013 Long-term receivables and other assets [Member] USD ($)	Mar. 31, 2012 Long-term receivables and other assets [Member] USD ($)
Hedging Transactions And Derivative Financial Instruments [Line Items]
Mortgage fixed interest rate							8.25%		6.16%
Fair market value of swap			$ 1,333	$ 1,206
Unrealized gain (loss) on derivative instruments			91	127	(303)	(268)
Issuance of derivative instrument							24,000,000
Term of derivative instrument							10 years														11 years
Description of derivative instrument							The Company entered into 9-10 year cross-currency swaps in which the Company received CPI plus 6% to 8.25% in NIS and paid LIBOR plus 0.6% to 3.3% in USD, based on the outstanding amount of the bonds.
Company received CPI plus rate in NIS, Lower							6.00%
Company received CPI plus rate in NIS, Higher							8.25%
Company paid LIBOR plus rate in USD, Lower							0.60%
Company paid LIBOR plus rate in USD, Higher							3.30%
Net gains recorded within financial expenses						102																		998	255	2,892	3,356
CPI-adjusted term loan		210,800						51,344													47,190
Annual interest rate	6.59%	5.80%																				5.90%
CPI-adjusted agreement period																					5 years		6 years
Swap maturity date		2008-11-28
Annual swap payments	201,270
Fair market value of the swap			4,163	3,431																								1,664	1,297	1,767	2,866
Forward contracts purchase amount										41,042					96,100		3,958	9,300	3,542	8,267
Gain (loss) on forward contract											$ 1,035	$ 990	$ (1,705)	$ 1,649	$ (1,303)	$ 822

Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against United States Dollar and Rate of Exchange of United States Dollar (Detail)
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Israel [Member]
Hedging Transactions And Derivative Financial Instruments [Line Items]
Rate of Inflation	1.27%	0.38%
Rate of Devaluation (Appreciation) Against U.S. Dollar	(1.80%)	(2.77%)
Rate of Exchange of U.S. Dollar	3.65	3.72
Canada [Member]
Hedging Transactions And Derivative Financial Instruments [Line Items]
Rate of Inflation	0.99%	1.25%
Rate of Devaluation (Appreciation) Against U.S. Dollar	1.65%	(1.76%)
Rate of Exchange of U.S. Dollar	1.02	1

Fair Value Measurements - Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (Fair value measurement on a recurring basis [Member], USD $)
In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Quoted Market Prices of Identical Assets (Level1) [Member]
Assets
Fair value of assets	$ 3,183	$ 7,835
Liabilities
Fair value of liabilities
Quoted Market Prices of Identical Assets (Level1) [Member] | Marketable securities [Member]
Assets
Fair value of assets	3,183	7,835
Quoted Market Prices of Identical Assets (Level1) [Member] | Forward contracts [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Quoted Market Prices of Identical Assets (Level1) [Member] | Cross-currency swaps [Member]
Assets
Fair value of assets
Quoted Market Prices of Identical Assets (Level1) [Member] | Interest rate swap [Member]
Liabilities
Fair value of liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair value of assets	5,410	6,000
Liabilities
Fair value of liabilities	2,524	1,570
Significant Other Observable Inputs (Level 2) [Member] | Marketable securities [Member]
Assets
Fair value of assets
Significant Other Observable Inputs (Level 2) [Member] | Forward contracts [Member]
Assets
Fair value of assets	1,979	1,837
Liabilities
Fair value of liabilities	1,318	237
Significant Other Observable Inputs (Level 2) [Member] | Cross-currency swaps [Member]
Assets
Fair value of assets	3,431	4,163
Significant Other Observable Inputs (Level 2) [Member] | Interest rate swap [Member]
Liabilities
Fair value of liabilities	1,206	1,333
Significant Unobservable Inputs (Level 3) [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Significant Unobservable Inputs (Level 3) [Member] | Marketable securities [Member]
Assets
Fair value of assets
Significant Unobservable Inputs (Level 3) [Member] | Forward contracts [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Significant Unobservable Inputs (Level 3) [Member] | Cross-currency swaps [Member]
Assets
Fair value of assets
Significant Unobservable Inputs (Level 3) [Member] | Interest rate swap [Member]
Liabilities
Fair value of liabilities

Other Liabilities - Schedule of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Liabilities Current [Line Items]
Returns reserve	$ 49,701	$ 33,426
Due to customers	497	459
Employees and payroll accruals	16,667	15,524
Deferred revenue	351
Medicaid and indirect rebates	27,200	33,378
Accrued income taxes	20,055	68,507
Legal and audit fees	1,206	658
Settlements and loss contingencies	30,000
Accrued expenses	7,682	7,091
Interest payable	458	639
Deferred taxes	326	302
Derivative instruments	1,318	237
Other royalties	3,488	2,774
Other	2,865	1,970
Other current liabilities	$ 161,814	$ 164,965

Other Liabilities - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Liabilities Noncurrent [Line Items]
Accrued severance pay	$ 2,730	$ 3,020
Interest rate swap	1,206	1,333
Accrued taxes	60	60
Other long-term liabilities	$ 3,996	$ 4,413

Long-Term Debt - Schedule of Debt Composition (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Proforma Debt Instrument [Line Items]
Long-term debt	$ 28,599	$ 38,906
Less: current maturities	11,330	10,957
Long-term debt Net	17,269	27,949
New York [Member]
Proforma Debt Instrument [Line Items]
Mortgage loan	7,552	8,309
Loans from institutional investors and bonds [Member]
Proforma Debt Instrument [Line Items]
Long-term debt	$ 21,047	$ 30,597

Long-Term Debt - Schedule of Debt Composition (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2013 ILS	Mar. 31, 2013 USD ($) Ratio	Mar. 31, 2012 Ratio	Mar. 31, 2013 U.S. dollars [Member]	Mar. 31, 2013 NIS [Member]	Mar. 31, 2013 New York [Member] USD ($) Y Ratio	Mar. 31, 2012 New York [Member] USD ($)
Proforma Debt Instrument [Line Items]
Loans outstanding		$ 842
Interest rate				6.10%	5.80%	1.25%
Remaining loans outstanding	20,205
Debt maturity date	November 2014
Secured indebtedness, maximum amount		20,000
Ratio of EBITDA to total net interest expense and current principal payable on long-term indebtedness	Less than 2:1
Mortgage loan						$ 7,552	$ 8,309
Mortgage term						15 years
Debt service coverage ratio		2.2	2.15			1.9
Effective interest rate of mortgage loan fixed						6.16%
Interest rate swap of mortgage term						15
Interest rate of mortgage loan						LIBOR plus 1.25%

Long-Term Debt - Schedule of Total Amount of Liabilities Classified by Currency, Linkage Terms and Interest Rates (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Debt [Line Items]
Long-term debt	$ 28,599	$ 38,906
In, or linked to, U.S. dollars [Member]
Schedule Of Debt [Line Items]
Long-term debt	8,394	9,574
Debt , Weighted-Average Interest Rate	1.96%	2.15%
In Israeli currency - linked to CPI [Member]
Schedule Of Debt [Line Items]
Long-term debt	$ 20,205	$ 29,332
Debt , Weighted-Average Interest Rate	5.80%	5.80%

Long-Term Debt - Schedule of Total Amount of Liabilities Classified by Currency, Linkage Terms and Interest Rates (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Debt [Line Items]
Variable interest bearing Loans	$ 7,552	$ 8,309

Long-Term Debt - Schedule of Debt Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
3/31/2014	$ 11,330
3/31/2015	11,381
3/30/2016	912
3/31/2017	969
3/31/2018	1,031
Thereafter	2,976
Total	$ 28,599	$ 38,906

Liabilities Collateralized By Pledges - Balance of Liabilities Collateralized by Pledges (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Collateralized Securities Transactions [Line Items]
Long-term debt (including current maturities)	$ 28,599	$ 38,906
Collateralized by pledges [Member]
Collateralized Securities Transactions [Line Items]
Long-term debt (including current maturities)	$ 7,552	$ 8,309

Commitments and Contingent Liabilities - Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Commitments And Contingent Liabilities [Line Items]
3/31/2014	$ 2,071
3/31/2015	1,560
3/30/2016	708
Total minimum annual rental payments, under non-cancelable lease agreements	$ 4,339

Commitments and Contingent Liabilities - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended		1 Months Ended			12 Months Ended
	May 31, 2010 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2013 Israel Income Tax Authority [Member] USD ($)	Oct. 05, 2011 Israel Income Tax Authority [Member] ILS	Mar. 31, 2013 Blackstone Group L.P. [Member] USD ($)	Feb. 28, 2013 Blackstone Group L.P. [Member] USD ($)	May 31, 2010 Up-front [Member] Distribution Rights [Member] USD ($)	May 31, 2010 Additional payment [Member] USD ($)	Mar. 31, 2013 Collective bargaining arrangements [Member] USD ($)	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Rent expenses		$ 921,000	$ 3,479,000	$ 3,755,000	$ 3,285,000
Percentage of royalty payments to the government of Israel													3.00%	3.50%
Aggregate contingent liability to the Office of the Chief Scientist		10,735,000	10,972,000
Royalty payments to the Office of the Chief Scientist		0	0	736,000	990,000
Assessed amount of income tax						34,000,000
Assessed interest on income tax						19,000,000
Payment of tax after assessment							7,500,000
Litigation and related costs to AWP-related matters			30,000,000
Fees and expenses relating to breach of contract								6,300,000
Adjustment of claim relating to breach of contract								3,700,000
Settlement amount paid by Blackstone to forego appealing			30,000,000						4,400,000
One-time payment under collective bargaining agreement (payable in NIS)												1,500,000
Payment to related parties	$ 5,000,000									$ 2,500,000	$ 2,500,000
Period of Amortization of upfront payment	6 years
Percent of the weighted-average of the average manufacturer prices			175.00%

Shareholders' Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2013 ILS	Mar. 31, 2012 ILS	Mar. 31, 2013 1991 Stock Incentive Plan [Member]	Mar. 31, 2012 1991 Stock Incentive Plan [Member]	Mar. 31, 2013 1999 Stock Incentive Plan [Member] ILS	Mar. 31, 2012 1999 Stock Incentive Plan [Member]	Mar. 31, 2013 1999 Stock Incentive Plan [Member] Minimum [Member]	Mar. 31, 2013 1999 Stock Incentive Plan [Member] Maximum [Member]	Mar. 31, 2013 Ordinary Shares [Member]	Mar. 31, 2013 Founders' Shares [Member]	Dec. 31, 2011 Non-Employees [Member]
Shareholders Equity [Line Items]
Percentage of the rights to profits allocated to ordinary shares		100.00%
Percentage of the dissolution rights allocated to ordinary shares		100.00%
Description of voting power allocated to the founders' shares													Two-thirds of the voting power of all of the Company's shares	One-third of the voting power of all of the Company's shares
Percentage of options granted with exercise price							100.00%		100.00%
Period of vesting for the options granted							4 years				4 years	5 years
Period of expiry of the option granted							10 years		10 years
Number of shares outstanding	329,055	25,500					0	6,425	25,500	322,630
Maximum aggregate amount of options granted									2,100,000
Aggregate amount of option granted									0
Common stock par value					0.0001	0.0001			0.0001
Option exercised	500	291,555	32,775	44,975
Options exercise with intrinsic value	$ 12	$ 5,286	$ 378	$ 410
Stock-based compensation expense	$ 0	$ 8	$ 59	$ 285
Number of options exercisable	329,055	25,500
Weighted-average exercise prices for options exercisable	$ 25.99	$ 52.32
Stock options forfeited for non-employees		12,000													3,000

Shareholders' Equity - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance		329,055
Number of options, Exercised	(500)	(291,555)	(32,775)	(44,975)
Number of options, Forfeited		(12,000)
Number of options, Granted
Number of options Outstanding, Ending Balance	329,055	25,500
Number of options , Exercisable	329,055	25,500
Number of options , Vested		25,500
Weighted-average exercise price, Beginning Balance		$ 25.99
Weighted-average exercise price, Exercised		$ 22.58
Weighted-average exercise price, Forfeited		$ 52.66
Weighted-average exercise price, Granted
Weighted-average exercise price, Ending Balance	$ 25.99	$ 52.32
Weighted-average exercise price, Exercisable	$ 25.99	$ 52.32
Weighted-average exercise price, Vested		$ 52.32
Weighted-average remaining contractual terms, Outstanding		10 months 21 days
Weighted-average remaining contractual terms, Exercisable		10 months 21 days
Weighted-average remaining contractual terms, Vested		10 months 21 days
Aggregate intrinsic value, Outstanding		$ 220
Aggregate intrinsic value, Exercisable		220
Aggregate intrinsic value, Vested		$ 220
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Outstanding, Beginning Balance		$ 2.38
Exercise price, Exercised		$ 2.38
Exercise price, Forfeited		$ 39.03
Exercise price, Granted
Exercise price, Outstanding, Ending Balance		$ 24.68
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Outstanding, Beginning Balance		$ 68.51
Exercise price, Exercised		$ 54.53
Exercise price, Forfeited		$ 68.51
Exercise price, Granted
Exercise price, Outstanding, Ending Balance		$ 68.51

Shareholders' Equity - Summary of Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of March 31, 2013	25,500
Weighted-average remaining contractual life (in years), Options outstanding	10 months 21 days
Weighted-average exercise price, Options outstanding	$ 52.32
Options exercisable as of March 31, 2013	25,500
Weighted-average exercise price, Options exercisable, Options exercisable	$ 52.32
$24.68 - $30.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, minimum	$ 24.68
Range of exercise price, maximum	$ 30
Options outstanding as of March 31, 2013	2,750
Weighted-average remaining contractual life (in years), Options outstanding	1 year 6 months 29 days
Weighted-average exercise price, Options outstanding	$ 25.19
Options exercisable as of March 31, 2013	2,750
Weighted-average exercise price, Options exercisable, Options exercisable	$ 25.19
$30.01 - $40.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, minimum	$ 30.01
Range of exercise price, maximum	$ 40
Options outstanding as of March 31, 2013	2,000
Weighted-average remaining contractual life (in years), Options outstanding	1 year 9 months 29 days
Weighted-average exercise price, Options outstanding	$ 30.02
Options exercisable as of March 31, 2013	2,000
Weighted-average exercise price, Options exercisable, Options exercisable	$ 30.02
$40.01 - $68.51 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, minimum	$ 40.01
Range of exercise price, maximum	$ 68.51
Options outstanding as of March 31, 2013	20,750
Weighted-average remaining contractual life (in years), Options outstanding	8 months 16 days
Weighted-average exercise price, Options outstanding	$ 58.06
Options exercisable as of March 31, 2013	20,750
Weighted-average exercise price, Options exercisable, Options exercisable	$ 58.06

Shareholders' Equity - Summary of Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income attributable to Taro	$ 47,252	$ 266,206	$ 182,680	$ 64,078
Basic weighted average number of common shares outstanding	44,476	44,678	44,406	40,272
Diluted weighted average number of common shares outstanding	44,589	44,715	44,491	41,850
Basic EPS	$ 1.06	$ 5.96	$ 4.11	$ 1.59
Diluted EPS	$ 1.06	$ 5.95	$ 4.11	$ 1.53
Basic EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income attributable to Taro	47,252	266,206	182,680	64,078
Diluted EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income attributable to Taro	$ 47,252	$ 266,206	$ 182,680	$ 64,078
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect of dilutive securities	112,578	37,508	85,943	68,169
Sun Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect of dilutive securities				1,510,486

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Plans	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Income Taxes [Line Items]
Applicable corporate tax rate					25.00%	24.00%	25.00%
Number of active plans				3
Tax benefits relating to investment tax credits	$ 613			$ 1,320		$ 1,954	$ 1,751
Deferred income taxes of undistributed earnings				371,020
Amount of interest and penalties recognized on the consolidated statement of operations	806	60	1,296	(2,730)
Amount of interest and penalties recognized on the consolidated balance sheet	4,354			1,968
Amount of unrecognized tax benefits	13,828			6,634				14,425
Plan (3+4) [Member]
Income Taxes [Line Items]
Corporate tax exemption period				2 years
Additional corporate tax exemption period				13 years
Approved Enterprise [Member]
Income Taxes [Line Items]
Number of active plans				2
Benefited Enterprise [Member]
Income Taxes [Line Items]
Number of active plans				1
Plan 5 [Member]
Income Taxes [Line Items]
Corporate tax exemption period				2 years
Additional corporate tax exemption period				8 years
Plan 6 [Member]
Income Taxes [Line Items]
Corporate tax exemption period				2 years
Additional corporate tax exemption period				8 years
Minimum [Member] | Plan (3+4) [Member]
Income Taxes [Line Items]
Reduction in tax rates				10.00%
Minimum [Member] | Plan 5 [Member]
Income Taxes [Line Items]
Reduction in tax rates				10.00%
Minimum [Member] | Plan 6 [Member]
Income Taxes [Line Items]
Reduction in tax rates				10.00%
Maximum [Member] | Plan (3+4) [Member]
Income Taxes [Line Items]
Reduction in tax rates				25.00%
Maximum [Member] | Plan 5 [Member]
Income Taxes [Line Items]
Reduction in tax rates				25.00%
Maximum [Member] | Plan 6 [Member]
Income Taxes [Line Items]
Reduction in tax rates				25.00%
Israel [Member]
Income Taxes [Line Items]
Carryforward of tax losses				828
Ireland operations [Member]
Income Taxes [Line Items]
Carryforward of tax losses				73,386
U.K operations [Member]
Income Taxes [Line Items]
Carryforward of tax losses				$ 10,382

Income Taxes - Income from Continuing and Discontinued Operations Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 65,194	$ 334,669	$ 207,829	$ 75,028
Domestic (Israel) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	26,241	65,934	78,499	37,371
Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 38,953	$ 268,735	$ 129,330	$ 37,657

Income Taxes - Components of Taxes on Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Current taxes	$ 9,352	$ 93,165	$ 48,502	$ 7,021
Prior years' (benefits) taxes	4,364	(6,544)	(2,577)	(3,264)
Deferred income (benefits) taxes	4,075	(18,822)	(21,374)	6,720
Tax expense	17,791	67,799	24,551	10,477
Domestic	1,730	1,139	3,993	1,400
Foreign	16,061	66,660	20,558	9,077
Tax expense	$ 17,791	$ 67,799	$ 24,551	$ 10,477

Income Taxes - Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate (In Israel)	24.00%	25.00%	24.00%	25.00%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(4.00%)	(4.00%)	(5.00%)	(12.00%)
Different tax rates applicable to non-Israeli subsidiaries	1.00%	1.00%	(3.00%)	(1.00%)
Uncertain tax positions, net	(1.00%)	(3.00%)	(3.00%)	2.00%
Taxes (benefits) from prior years	7.00%	1.00%	(1.00%)	0.00%
Effective consolidated tax rate	27.00%	20.00%	12.00%	14.00%

Income Taxes - Components of Current Taxes (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	27.00%	20.00%	12.00%	14.00%
Israeli operations [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	24.00%	25.00%	24.00%	25.00%
U.S. operations [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	35.00%	35.00%	35.00%	35.00%
Canadian operations [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	25.00%	25.00%	26.50%	31.00%
U.K operations [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	26.50%	24.00%	26.50%	26.00%
Ireland operations [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	12.50%	12.50%	12.50%	12.50%

Income Taxes - Schedule of Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Net operating loss carryforward	$ 11,574	$ 11,844
Deferred revenue	16,146	18,459
Property, plant, and equipment	1,507	1,843
Accrued expenses	78,192	54,087
Bad debt allowance	36	37
Amortization and impairment	6,301	7,222
Other, net	9,323	11,665
Total deferred tax assets	123,079	105,157
Valuation allowance for deferred tax assets	(13,082)	(13,688)
Net deferred tax assets	109,997	91,469
Deferred tax liabilities:
Property, plant, and equipment	(1,879)	(2,205)
Other, net	(326)	(302)
Total deferred tax liabilities	(2,205)	(2,507)
Net deferred tax assets	107,792	88,962
Domestic	5,162	5,655
Foreign	102,630	83,307
Net deferred tax assets	$ 107,792	$ 88,962

Income Taxes - Schedule of Deferred Income Taxes Reported in Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Among current assets ("other receivables and prepaid expenses")	$ 104,509	$ 85,020
Long-term deferred income tax assets	5,489	6,449
Among short-term liabilities	(326)	(302)
Among long-term liabilities	(1,879)	(2,205)
Net deferred tax assets	$ 107,792	$ 88,962

Income Taxes - Schedule of Uncertain Tax Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unrecognized Tax Benefits [Line Items]
Unrecognized tax exposure at beginning of year	$ 13,828	$ 14,425
Increases as a result of positions taken in prior period	1,912	92
Decreases as a result of positions taken in prior period	(115)
Increases as a result of positions taken in current period	1,495	36
Decreases as a result of positions taken in current period		(725)
Decreases due to settlements with tax authorities	(10,216)
Decreases due to expiration of statute of limitations	(270)
Unrecognized tax exposure at end of year	$ 6,634	$ 13,828

Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Sales by location of customers :
Sales by location of customers	$ 145,141	$ 670,954	$ 505,668	$ 392,535
Selling, marketing, general and administrative expenses:
Selling and marketing	12,192	43,938	42,247	41,673
Advertising	2,166	7,213	7,270	6,827
General and administrative	8,743	35,287	44,401	59,402
Settlements and loss contingencies		33,300
Total selling, marketing, general and administrative expenses	23,101	86,438	93,918	107,902
Including provision for doubtful accounts	(50)	4	90	(473)
Financial (income) expenses:
Interest and exchange differences on long-term liabilities	368	2,512	4,671	5,252
Income in respect of deposits	(510)	(4,026)	(1,520)	(985)
Expenses in respect of short-term credit	35		72	2,291
Foreign currency transaction losses	1,107	(2,417)	(6,920)	5,282
Total financial (income) expenses	1,000	(3,931)	(3,697)	11,840
Israel [Member]
Sales by location of customers :
Sales by location of customers	5,472	19,929	21,528	19,589
Canada [Member]
Sales by location of customers :
Sales by location of customers	13,167	52,452	43,720	44,169
U.S.A. [Member]
Sales by location of customers :
Sales by location of customers	122,472	587,851	424,950	305,858
Other [Member]
Sales by location of customers :
Sales by location of customers	$ 4,030	$ 10,722	$ 15,470	$ 22,919

Segment Information - Schedule of Geographic Area Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	$ 145,141	$ 670,954	$ 505,668	$ 392,535
Long-lived assets	176,342	168,149	178,981	193,652
Israel [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	5,472	19,929	21,528	19,589
Long-lived assets	91,245	87,912	92,547	99,353
Canada [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	13,167	52,452	43,720	44,169
Long-lived assets	40,148	38,614	41,010	45,718
U.S.A. [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	122,472	587,851	424,950	305,858
Long-lived assets	42,607	40,383	43,133	45,334
Other [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	4,030	10,722	15,470	22,919
Long-lived assets	$ 2,342	$ 1,240	$ 2,291	$ 3,247

Segment Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Customer one [Member]
Segment Reporting Information [Line Items]
Net sales to customers	24.10%	20.80%	18.90%	15.90%
Customer two [Member]
Segment Reporting Information [Line Items]
Net sales to customers	12.70%	14.00%	12.40%	11.00%
Customer three [Member]
Segment Reporting Information [Line Items]
Net sales to customers	11.90%	12.20%	11.80%	10.50%

Segment Information - Schedule of Sales by Therapeutic Category (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	100.00%	100.00%	100.00%	100.00%
Dermatological and topical [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	70.00%	77.00%	67.00%	60.00%
Neuropsychiatric [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	10.00%	9.00%	13.00%	14.00%
Cardiovascular [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	9.00%	6.00%	9.00%	14.00%
Anti-inflammatory [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	4.00%	4.00%	5.00%	5.00%
Other [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	7.00%	4.00%	6.00%	7.00%

Discontinued Operations - Schedule of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations [Line Items]
Sales, net	$ (9)		$ (54)	$ (931)
Cost of sales	72	1,170	1,070	5,895
Gross loss	63	1,170	1,016	4,964
Operating expenses:
Research and development, net		10	88	267
Selling, marketing, general and administrative	34	216	295	921
Operating loss	97	1,396	1,399	6,152
Financial expenses (income), net	(103)	213	(144)	(3,139)
Other income, net	(60)	(415)	(38)	(44)
Loss (income) before income taxes	(66)	1,194	1,217	2,969
Tax expense
Net loss (income) from discontinued operations	$ (66)	$ 1,194	$ 1,217	$ 2,969

Subsequent Events - Additional Information (Detail) (USD $)	Mar. 31, 2013	Jun. 14, 2013 Subsequent Events [Member]
Subsequent Event [Line Items]
Number of stock options were exercised	25,500	5,564
Price ranging, lower limit		$ 43.53
Price ranging, upper limit		$ 60.38